Kemper Tax Free Income Funds

                            SUPPLEMENT TO PROSPECTUS
                              DATED JANUARY 1, 2000
                             -----------------------
                                 CLASS I SHARES
                             -----------------------
                           KEMPER MUNICIPAL BOND FUND
                     KEMPER INTERMEDIATE MUNICIPAL BOND FUND
                             -----------------------


The above funds currently offer four classes of shares to provide investors with different purchasing options. These are Class A, Class B and Class C shares, which are described in the funds' prospectus, and Class I shares, which are described in the prospectus as supplemented hereby. When placing purchase orders, investors must specify whether the order is for Class A, Class B, Class C or Class I shares.

Class I shares are available for purchase exclusively by the following categories of institutional investors: (1) tax-exempt retirement plans (Profit Sharing, 401(k), Money Purchase Pension and Defined Benefit Plans) of Scudder Kemper Investments, Inc. ("Scudder Kemper") and its affiliates and rollover accounts from those plans; (2) the following investment advisory clients of Scudder Kemper and its investment advisory affiliates that invest at least $1 million in a Fund: unaffiliated benefit plans, such as qualified retirement plans (other than individual retirement accounts and self-directed retirement plans); unaffiliated banks and insurance companies purchasing for their own accounts; and endowment funds of unaffiliated non-profit organizations; (3) investment-only accounts for large qualified plans, with at least $50 million in total plan assets or at least 1000 participants; (4) trust and fiduciary accounts of trust companies and bank trust departments providing fee-based advisory services that invest at least $1 million in a Fund on behalf of each trust; (5) policy holders under Zurich-American Insurance Group's collateral investment program investing at least $200,000 in a Fund; and (6) investment companies managed by Scudder Kemper that invest primarily in other investment companies.

Class I shares currently are available for purchase only from Kemper Distributors, Inc. ("KDI"), principal underwriter for the Funds, and, in the case of category 4 above, selected dealers authorized by KDI. Share certificates are not available for Class I shares.

The following information supplements the indicated sections of the prospectus.

PERFORMANCE

No performance information is presented for Class I Shares since no Class I Shares were issued as of December 31, 1999.

HOW MUCH INVESTORS PAY

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder fees: Fees paid directly from your investment.

                 Maximum
                  Sales       Maximum
                  Charge     Deferred
                  (Load)      Sales       Maximum    Redemption
                Imposed on    Charge       Sales      Fee (as %
                Purchases     (Load)     Charge on    of amount
                 (as % of    (as % of    Reinvested   redeemed,
                offering    redemption   Dividends/      if        Exchange
                  price)     proceeds)  Distributions applicable)    Fee
                  ------     ---------  ------------- -----------    ---
Kemper
Municipal
Bond Fund          None        None         None        None        None

Kemper
Intermediate
Municipal
Bond Fund          None        None         None        None        None


Annual fund operating expenses: Expenses that are deducted from fund assets.

                                                                    Total
                                                                   annual
                                                                    fund
                            Investment    Distribution   Other    operating
                          management fee  (12b-1) fees  expenses*  expenses*
                          --------------  ------------  ---------  ---------
Kemper Municipal
Bond Fund                      0.41%         None        0.18%      0.59%

Kemper Intermediate
Municipal Bond Fund            0.55%         None        0.26%      0.81%

-----------

* Estimated, since no Class I shares were issued as of September 30, 1999, the fiscal year end of the funds.

Example

Based on the figures above, this example is designed to help you compare the expenses of a fund to those of other funds. The example assumes operating expenses remain the same and that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

Fees and expenses if you sold or held shares after:

                             1 Year      3 Years      5 Years    10 Years
                             ------      -------      -------    --------
 Kemper Municipal
 Bond Fund                      $60        $189         $329        $738

 Kemper Intermediate
 Municipal Bond Fund            $83        $259         $450      $1,002


FINANCIAL HIGHLIGHTS

No financial information is presented for Class I shares of Kemper Municipal Bond Fund and Kemper Intermediate Municipal Bond Fund, since no Class I shares were issued as of September 30, 1999, the fiscal year end of the funds.

SPECIAL FEATURES

Shareholders of a Fund's Class I shares may exchange their shares for (i) shares of Zurich Money Funds -- Zurich Money Market Fund if the shareholders of Class I shares have purchased shares because they are participants in tax-exempt retirement plans of Scudder Kemper and its affiliates and (ii) Class I shares of any other "Kemper Mutual Fund" listed in the prospectus. Conversely, shareholders of Zurich Money Funds -- Zurich Money Market Fund who have purchased shares because they are participants in tax-exempt retirement plans of Scudder Kemper and its affiliates may exchange their shares for Class I shares of "Kemper Mutual Funds" to the extent that they are available through their plan. Exchanges will be made at the relative net asset values of the shares. Exchanges are subject to the limitations set forth in the prospectus.

As a result of the relatively lower expenses for Class I shares, the level of income dividends per share (as a percentage of net asset value) and, therefore, the overall investment return, typically will be higher for Class I shares than for Class A, Class B and Class C shares.

January 1, 2000

                                                                       LONG-TERM
                                                                       INVESTING
                                                                            IN A
                                                                      SHORT-TERM
                                                                       WORLD(SM)
January 1, 2000

Prospectus
--------------------------------------------------------------------------------


                                                    KEMPER TAX-FREE INCOME FUNDS


                                         Kemper Intermediate Municipal Bond Fund


                                                      Kemper Municipal Bond Fund


                                          Kemper California Tax-Free Income Fund


                                             Kemper Florida Tax-Free Income Fund


                                            Kemper New York Tax-Free Income Fund


                                                Kemper Ohio Tax-Free Income Fund


As with all mutual funds, the Securities and Exchange
Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

                                                             [LOGO] KEMPER FUNDS

HOW THE                      INVESTING IN
FUNDS WORK                   THE FUNDS

  2 Kemper Intermediate       53 Choosing A Share
    Municipal Bond Fund          Class

  8 Kemper Municipal          59 How To Buy Shares
    Bond Fund
                              60 How To Exchange Or
 14 Kemper California            Sell Shares
    Tax-Free Income Fund
                              61 Policies You Should
 20 Kemper Florida Tax-Free      Know About
    Income Fund
                              68 Understanding
 26 Kemper New York              Distributions And
    Tax-Free Income Fund         Taxes

 32 Kemper Ohio Tax-Free
    Income Fund

 38 Other Policies And Risks

 39 Financial Highlights

How The Funds Work


These funds invest mainly in municipal bonds. Each fund follows its own goal.



Two of the funds invest in municipal securities from around the country, and seek income that is free from regular federal income tax. Four of the funds invest in securities from particular states, and seek income that is free from regular federal income tax as well as state and local income tax for investors in that state.



Remember that mutual funds are investments, not bank deposits. They're not insured or guaranteed by the FDIC or any other government agency. Their share prices will go up and down, so be aware that you could lose money.

TICKER SYMBOLS  CLASS: A) KIMAX  B) KIMBX  C) KIMCX


Kemper
Intermediate Municipal
Bond Fund
--------------------------------------------------------------------------------


FUND GOAL The fund seeks as high a level of current interest income that is exempt from federal income taxes as is consistent with preservation of capital.



                   2 - Kemper Intermediate Municipal Bond Fund

The Fund's Main Strategy

The fund normally invests at least 80% of net assets in municipal securities whose income is free from regular federal income tax.

The fund can buy many types of municipal securities. These may include revenue bonds (which are backed by revenues from a particular source), general obligation bonds (which are typically backed by the issuer's ability to levy taxes), as well as, to a limited extent, municipal lease obligations and investments representing an interest in these.

The portfolio managers look for securities that appear to offer the best income potential, and normally prefer those that cannot be called in before maturity. In making sell decisions, the managers typically consider a number of factors, such as economic outlook and possible interest rate movements to specific security characteristics and changes in supply and demand within the municipal bond market.

Although the managers may adjust the fund's dollar-weighted average maturity (the effective maturity of the fund's portfolio), they will keep it between three and ten years under normal circumstances. Also, while they're permitted to use various types of derivatives (contracts whose value is based on, for example, indices, commodities or securities), the managers don't intend to use them as principal investments.



THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

--------------------------------------------------------------------------------

CREDIT QUALITY POLICIES


Normally, at least 90% of the fund's municipal securities are in the top four grades of credit quality.

Up to 10% of the fund's municipal securities may be junk bonds, which are those below the fourth credit grade (i.e., grade BB/Ba and below).

Compared to investment-grade bonds, junk bonds generally pay higher yields and have higher volatility and higher risk of default on payments.



                   3 - Kemper Intermediate Municipal Bond Fund

The Main Risks Of Investing In The Fund



There are several risk factors that could reduce the yield you get from the fund, cause you to lose money or make the fund perform less well than other investments.

As with most bond funds, one of the most important factors is market interest rates. A rise in interest rates generally means a fall in bond prices and, in turn, a fall in the value of your investment. The fund's focus on intermediate-term bonds may reduce the effect of this risk somewhat, but will not eliminate it. Changes in interest rates will also affect the fund's yield; when rates decline, fund yield tends to decline as well.


A second factor is credit quality. If a portfolio security declines in credit quality it could hurt the fund's share price, or if a portfolio security goes into default, it could hurt both the fund's yield and share price. This risk is greater with junk bonds. The fact that the fund may emphasize investments in certain geographic regions or sectors of the municipal market increases this risk, because any factors affecting these regions or sectors could affect a large portion of the fund's securities in a similar manner.


Other factors that could affect performance include:

o the managers could be wrong in their analysis of interest rate trends, issuers, credit quality or other matters

o  derivatives could produce disproportionate losses

o at times, it could be hard to value some investments or to get an attractive price for them

o securities that rely on third-party insurers to raise their credit quality could fall in price or go into default if the financial condition of the insurer deteriorates

o political or legal actions could change the way the fund's dividends are taxed

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

--------------------------------------------------------------------------------
This fund may be suitable for investors in a moderate to high tax bracket who are seeking tax-free income and can tolerate some risk to their principal.

                   4 - Kemper Intermediate Municipal Bond Fund

Performance

The bar chart shows how the total returns for the fund's Class A shares have varied from year to year, which may give some idea of risk. The chart doesn't reflect sales loads; if it did, returns would be lower. The table shows how the fund's returns over different periods average out.

For context, the table has a broad-based market index (which, unlike the fund, has no fees or expenses). All figures on this page assume reinvestment of dividends and distributions. As always, past performance is no guarantee of future results.

------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year            Class A Shares
------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:


1995       14.08
1996        3.41
1997        7.52
1998        5.24




Best quarter: 5.19%, Q1 1995          YTD return as of 9/30/1999: -1.09%
Worst quarter: -0.95%, Q1 1996


------------------------------------------------------------------------------
Average Annual Total Returns (as of 12/31/1998)
------------------------------------------------------------------------------
                                             Since 12/31/97   Since 11/1/94
                                             1 Year           Life of Class
                                                              A/B/C
------------------------------------------------------------------------------
Class A                                      2.38%            6.80%
------------------------------------------------------------------------------
Class B                                      1.50             6.25
------------------------------------------------------------------------------
Class C                                      4.42             6.70
------------------------------------------------------------------------------
Index                                        6.48             8.98*
------------------------------------------------------------------------------
Index: Lehman Brothers Municipal Bond Index, a widely recognized unmanaged measure of approximately 15,000 bonds. Index returns assume reinvestment of dividends and, unlike fund returns, do not reflect any fees, expenses or sales charges.
--------------------------------------------------------------------------------

The table includes the effects of maximum sales loads. In both the table and the chart, returns for 1994-1996 would have been lower if operating expenses hadn't been reduced.

*   Since 10/31/94


                   5 - Kemper Intermediate Municipal Bond Fund

How Much Investors Pay


This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

------------------------------------------------------------------------------
Fee Table                                         Class A   Class B  Class C
------------------------------------------------------------------------------
Shareholder Fees, paid directly from your investment
------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed On Purchases
(as % of offering price)                          2.75%    None      None
------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as % of     None*    4.00%     1.00%
redemption proceeds)
------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets
------------------------------------------------------------------------------
Management Fee                                    0.55%    0.55%     0.55%
------------------------------------------------------------------------------
Distribution (12b-1) Fee                          None     0.75      0.75
------------------------------------------------------------------------------
Other Expenses**                                  0.59     0.63      0.60
------------------------------------------------------------------------------
Total Annual Operating Expenses                   1.14     1.93      1.90
------------------------------------------------------------------------------

* The redemption of shares purchased at net asset value under the Large Order NAV Purchase Privilege ("Policies You Should Know About -- Policies about transactions") may be subject to a deferred sales charge of 1.00% if redeemed within one year of purchase and 0.50% if redeemed during the second year following purchase.
** Includes cost of shareholder servicing, custody, accounting services and similar expenses, which vary with fund size and other factors. "Other Expenses" are restated to reflect changes in certain administrative and blue sky fees.

Based on the figures above, this example is designed to help you compare the expenses of each share class to those of other funds. The example assumes operating expenses remain the same and that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

Example                        1 Year      3 Years      5 Years    10 Years
------------------------------------------------------------------------------
Expenses, assuming you sold your shares at the end of each period
------------------------------------------------------------------------------
Class A shares                   $388        $627         $885      $1,623
------------------------------------------------------------------------------
Class B shares                    596         906        1,242       1,860
------------------------------------------------------------------------------
Class C shares                    293         597        1,026       2,222
------------------------------------------------------------------------------

Expenses, assuming you kept your shares
------------------------------------------------------------------------------
Class A shares                   $388        $627         $885      $1,623
------------------------------------------------------------------------------
Class B shares                    196         606        1,042       1,860
------------------------------------------------------------------------------
Class C shares                    193         597        1,026       2,222
------------------------------------------------------------------------------



                   6 - Kemper Intermediate Municipal Bond Fund

THE INVESTMENT ADVISOR


The fund's investment advisor is Scudder Kemper Investments, Inc., located at 345 Park Avenue, New York, NY. Scudder Kemper has more than 80 years of experience managing mutual funds and currently has more than $290 billion in assets under management.


Scudder Kemper takes a team approach, bringing together professionals from many investment disciplines. Supporting each team are Scudder Kemper's many economists, research analysts, traders and other investment specialists, located across the United States and around the world.


For serving as the fund's investment advisor, Scudder Kemper receives a management fee. For the most recent fiscal year, the actual amount the fund paid in management fees was 0.55% of its average daily net assets.



FUND MANAGERS

Below are the people who handle the fund's day-to-day management:


Ashton P. Goodfield         Philip G. Condon
Lead Portfolio Manager      o Began investment career
o Began investment career     in 1976
  in 1986                   o Joined the advisor
o Joined the advisor          in 1983
  in 1986                   o Joined the fund team
o Joined the fund team        in 1999
  in 1998


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

--------------------------------------------------------------------------------
The fund is managed by a team of investment professionals who work together to develop the fund's investment strategies.

                   7 - Kemper Intermediate Municipal Bond Fund

TICKER SYMBOLS  CLASS: A) KMBAX  B) KMBBX  C) KMBCX



Kemper
Municipal Bond Fund
--------------------------------------------------------------------------------


FUND GOAL The fund seeks as high a level of current interest income that is exempt from federal income taxes as is consistent with preservation of capital.



                         8 - Kemper Municipal Bond Fund

The Fund's Main Strategy

The fund normally invests at least 80% of net assets in municipal securities whose income is free from regular federal income tax.

The fund can buy many types of municipal securities. These may include revenue bonds (which are backed by revenues from a particular source), general obligation bonds (which are typically backed by the issuer's ability to levy taxes), as well as, to a limited extent, municipal lease obligations and investments representing an interest in these.

The portfolio managers look for securities that appear to offer the best income potential, and normally prefer those that cannot be called in before maturity. In making sell decisions, the managers typically consider a number of factors, such as economic outlook and possible interest rate movements to specific security characteristics and changes in supply and demand within the municipal bond market.

Although the managers may adjust the fund's dollar-weighted average maturity (the effective maturity of the fund's portfolio), they will keep it over 15 years under normal circumstances. Also, while they're permitted to use various types of derivatives (contracts whose value is based on, for example, indices, commodities or securities), the managers don't intend to use them as principal investments.


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

--------------------------------------------------------------------------------

CREDIT QUALITY POLICIES

Normally, at least 90% of the fund's municipal securities are in the top four grades of credit quality.

Up to 10% of the fund's municipal securities may be junk bonds, which are those below the fourth credit grade (i.e., grade BB/Ba and below).

Compared to investment-grade bonds, junk bonds generally pay higher yields and have higher volatility and higher risk of default on payments.

                         9 - Kemper Municipal Bond Fund

The Main Risks Of Investing In The Fund


There are several risk factors that could reduce the yield you get from the fund, cause you to lose money or make the fund perform less well than other investments.


As with most bond funds, one of the most important factors is market interest rates. A rise in interest rates generally means a fall in bond prices and, in turn, a fall in the value of your investment. An increase in the fund's dollar-weighted average maturity could make it more vulnerable to this risk. Changes in interest rates will also affect the fund's yield; when rates decline, fund yield tends to decline as well.

A second factor is credit quality. If a portfolio security declines in credit quality it could hurt the fund's share price, or if a portfolio security goes into default, it could hurt both the fund's yield and share price. This risk is greater with junk bonds. The fact that the fund may emphasize investments in certain geographic regions or sectors of the municipal market increases this risk, because any factors affecting these regions or sectors could affect a large portion of the fund's securities in a similar manner.


Other factors that could affect performance include:

o the managers could be wrong in their analysis of interest rate trends, issuers, credit quality or other matters

o  derivatives could produce disproportionate losses

o at times, it could be hard to value some investments or to get an attractive price for them

o securities that rely on third-party insurers to raise their credit quality could fall in price or go into default if the financial condition of the insurer deteriorates

o political or legal actions could change the way the fund's dividends are taxed

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

--------------------------------------------------------------------------------

Long-term investors seeking tax-free income who can tolerate some risk to their principal may want to consider this fund.


                         10 - Kemper Municipal Bond Fund

Performance


The bar chart shows how the total returns for the fund's Class A shares have varied from year to year, which may give some idea of risk. The chart doesn't reflect sales loads; if it did, returns would be lower. The table shows how the fund's returns over different periods average out.


For context, the table has a broad-based market index (which, unlike the fund, has no fees or expenses). All figures on this page assume reinvestment of dividends and distributions. As always, past performance is no guarantee of future results.


------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year            Class A Shares
------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

1989           11.30
1990            6.66
1991           12.78
1992            8.71
1993            13.2
1994           -5.51
1995           18.33
1996            3.33
1997            9.36
1998            5.76

Best quarter: 7.17%, Q2 1989          YTD return as of 9/30/1999: -2.74%
Worst quarter: -5.35%, Q1 1994


------------------------------------------------------------------------------
                             Since                                Since
                 Since       5/31/94     Since        Since       4/20/76
                 12/31/97    Life of     12/31/93     12/31/88    Life of
                 1 Year      Class B/C   5 Years      10 Years    Class A
------------------------------------------------------------------------------
Class A          1.01%      --           4.99%        7.72%       7.71%
------------------------------------------------------------------------------
Class B          1.94        6.08%      --           --          --
------------------------------------------------------------------------------
Class C          4.88        6.54       --           --          --
------------------------------------------------------------------------------
Index            6.48        7.72        6.22         8.22        *
------------------------------------------------------------------------------
Index: Lehman Brothers Municipal Bond Index, a widely recognized unmanaged measure of approximately 15,000 bonds. Index returns assume reinvestment of dividends and, unlike fund returns, do not reflect any fees, expenses or sales charges.
------------------------------------------------------------------------------

*   The index was not in existence on the date of Class A shares inception.



                         11 - Kemper Municipal Bond Fund

How Much Investors Pay


This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

------------------------------------------------------------------------------
Fee Table                                         Class A   Class B  Class C
------------------------------------------------------------------------------
Shareholder Fees, paid directly from your investment
------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed On Purchases
(as % of offering price)                          4.50%    None      None
------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as % of
redemption proceeds)                              None*    4.00%     1.00%
------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets
------------------------------------------------------------------------------
Management Fee                                    0.41%    0.41%     0.41%
------------------------------------------------------------------------------
Distribution (12b-1) Fee                          None     0.75      0.75
------------------------------------------------------------------------------
Other Expenses**                                  0.29     0.37      0.39
------------------------------------------------------------------------------
Total Annual Operating Expenses                   0.70     1.53      1.55
------------------------------------------------------------------------------


* The redemption of shares purchased at net asset value under the Large Order NAV Purchase Privilege (see "Policies You Should Know About -- Policies about transactions") may be subject to a deferred sales charge of 1.00% if redeemed within one year of purchase and 0.50% if redeemed during the second year following purchase.

** Includes cost of shareholder servicing, custody, accounting services and similar expenses, which vary with fund size and other factors. "Other Expenses" are restated to reflect changes in certain administrative and blue sky fees.


Based on the figures above, this example is designed to help you compare the expenses of each share class to those of other funds. The example assumes operating expenses remain the same and that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

------------------------------------------------------------------------------
Example                        1 Year      3 Years      5 Years    10 Years
------------------------------------------------------------------------------

Expenses, assuming you sold your shares at the end of each period
------------------------------------------------------------------------------
Class A shares                   $518        $664         $822      $1,281
------------------------------------------------------------------------------
Class B shares                    556         783        1,034       1,393
------------------------------------------------------------------------------
Class C shares                    258         490          845       1,845

Expenses, assuming you kept your shares
------------------------------------------------------------------------------
Class A shares                   $518        $664         $822      $1,281
------------------------------------------------------------------------------
Class B shares                    156         483          834       1,393
------------------------------------------------------------------------------
Class C shares                    158         490          845       1,845
------------------------------------------------------------------------------



                         12 - Kemper Municipal Bond Fund

THE INVESTMENT ADVISOR


The fund's investment advisor is Scudder Kemper Investments, Inc., located at 345 Park Avenue, New York, NY. Scudder Kemper has more than 80 years of experience managing mutual funds and currently has more than $290 billion in assets under management.


Scudder Kemper takes a team approach, bringing together professionals from many investment disciplines. Supporting each team are Scudder Kemper's many economists, research analysts, traders and other investment specialists, located across the United States and around the world.


For serving as the fund's investment advisor, Scudder Kemper receives a management fee. For the most recent fiscal year, the actual amount the fund paid in management fees was 0.41% of its average daily net assets.


[ICON]--------------------------------------------------------------------------
          FUND MANAGERS

Below are the people who handle the fund's day-to-day management:


Philip G. Condon              Matthew J. Caggiano
Co-Lead Portfolio Manager     o Began investment career
o Began investment career       in 1989
  in 1976                     o Joined the advisor
o Joined the advisor in 1983    in 1991
o Joined the fund team        o Joined the fund team
  in 1999                       in 1999

Eleanor R. Brennan
Co-Lead Portfolio Manager
o Began investment career
  in 1990
o Joined the advisor in 1995
o Joined the fund team
  in 1998


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

--------------------------------------------------------------------------------

The fund is managed by a team of investment professionals who work together to develop the fund's investment strategies.

--------------------------------------------------------------------------------

                         13 - Kemper Municipal Bond Fund

TICKER SYMBOLS CLASS: A) KCTAX  B) KCTBX  C) KCTCX

Kemper
California Tax-Free
Income Fund


FUND GOAL The fund seeks a high level of current income that is exempt from California state and federal income taxes.




                   14 - Kemper California Tax-Free Income Fund

The Fund's Main Strategy

The fund normally invests at least 80% of net assets in California municipal securities and other securities whose income is free from regular federal income tax.

The fund can buy many types of municipal securities. These may include revenue bonds (which are backed by revenues from a particular source), general obligation bonds (which are typically backed by the issuer's ability to levy taxes), as well as, to a limited extent, municipal lease obligations and investments representing an interest in these.

The portfolio managers look for securities that appear to offer the best income potential, and normally prefer those that cannot be called in before maturity. In making sell decisions, the managers typically consider a number of factors, such as economic outlook and possible interest rate movements to specific security characteristics and changes in supply and demand within the municipal bond market.

Although the managers may adjust the fund's dollar-weighted average maturity (the effective maturity of the fund's portfolio), they will keep it over 15 years under normal circumstances. Also, while they're permitted to use various types of derivatives (contracts whose value is based on, for example, indices, commodities or securities), the managers don't intend to use them as principal investments.



[ICON]--------------------------------------------------------------------------

CREDIT QUALITY POLICIES


Normally, at least 90% of the fund's municipal securities are in the top four grades of credit quality.

Up to 10% of the fund's municipal securities may be junk bonds, which are those below the fourth credit grade (i.e., grade BB/Ba and below).

Compared to investment-grade bonds, junk bonds generally pay higher yields and have higher volatility and higher risk of default on payments.



                   15 - Kemper California Tax-Free Income Fund

The Main Risks Of Investing In The Fund


There are several risk factors that could reduce the yield you get from the fund, cause you to lose money or make the fund perform less well than other investments.


As with most bond funds, one of the most important factors is market interest rates. A rise in interest rates generally means a fall in bond prices and, in turn, a fall in the value of your investment. An increase in the fund's dollar-weighted average maturity could make it more vulnerable to this risk. Changes in interest rates will also affect the fund's yield; when rates decline, fund yield tends to decline as well.

A second factor is credit quality. If a portfolio security declines in credit quality it could hurt the fund's share price, or if a portfolio security goes into default, it could hurt both the fund's yield and share price. This risk is greater with junk bonds. The fact that the fund may emphasize securities from a single state increases this risk, because any factors affecting the state or region, such as economic or fiscal problems, could affect a large portion of the fund's securities in a similar manner. For example, California residents' high sensitivity to taxes could make it hard to raise taxes in order to meet obligations.


Similarly, because the fund isn't diversified and can invest a larger percentage of assets in a given issuer than a diversified fund, factors affecting the issuer could affect fund performance.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of interest rate trends, credit quality or other matters

o  derivatives could produce disproportionate losses

o at times, it could be hard to value some investments or to get an attractive price for them

o securities that rely on third-party insurers to raise their credit quality could fall in price or go into default if the financial condition of the insurer deteriorates

o political or legal actions could change the way the fund's dividends are taxed

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

--------------------------------------------------------------------------------

This fund may suit California taxpayers who are in a moderate to high tax bracket and are seeking a long-term income investment that generates tax-free income.
--------------------------------------------------------------------------------

                   16 - Kemper California Tax-Free Income Fund

Performance

The bar chart shows how the total returns for the fund's Class A shares have varied from year to year, which may give some idea of risk. The chart doesn't reflect sales loads; if it did, returns would be lower. The table shows how the fund's returns over different periods average out.

For context, the table has a broad-based market index (which, unlike the fund, has no fees or expenses). All figures on this page assume reinvestment of dividends and distributions. As always, past performance is no guarantee of future results.


------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year            Class A Shares
------------------------------------------------------------------------------
THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

     1989           11.48
     1990             6.7
     1991           11.42
     1992            8.25
     1993           12.59
     1994           -5.47
     1995           19.48
     1996            2.98
     1997            8.59
     1998            6.02


Best quarter: 7.72%, Q2 1989          YTD return as of 9/30/1999: -2.55%
Worst quarter: -4.51%, Q1 1994


Average Annual Total Returns (as of 12/31/1998)
------------------------------------------------------------------------------
                             Since                                Since
                 Since       5/31/94     Since        Since       2/17/83
                 12/31/97    Life of     12/31/93     12/31/88    Life of
                 1 Year      Class B/C   5 Years      10 Years    Class A
------------------------------------------------------------------------------
Class A          1.20%      --           5.04%        7.52%       8.65%
------------------------------------------------------------------------------
Class B          2.17        6.20%      --           --          --
------------------------------------------------------------------------------
Class C          5.00        6.39       --           --          --
------------------------------------------------------------------------------
Index            6.48        7.72        6.22         8.22        9.14*
------------------------------------------------------------------------------
Index: Lehman Brothers Municipal Bond Index, a widely recognized unmanaged measure of approximately 15,000 bonds. Index returns assume reinvestment of dividends and, unlike fund returns, do not reflect any fees, expenses or sales charges.
------------------------------------------------------------------------------

*   Since 2/28/83


                   17 - Kemper California Tax-Free Income Fund

How Much Investors Pay


This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Fee Table                                         Class A   Class B  Class C
------------------------------------------------------------------------------
Shareholder Fees, paid directly from your investment
------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed On Purchases
(as % of offering price)                          4.50%    None      None
------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as % of
redemption proceeds)                              None*    4.00%     1.00%
------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets
------------------------------------------------------------------------------
Management Fee                                    0.52%    0.52%     0.52%
------------------------------------------------------------------------------
Distribution (12b-1) Fee                          None     0.75      0.75
------------------------------------------------------------------------------
Other Expenses**                                  0.31     0.39      0.42
------------------------------------------------------------------------------
Total Annual Operating Expenses                   0.83     1.66      1.69
------------------------------------------------------------------------------

* The redemption of shares purchased at net asset value under the Large Order NAV Purchase Privilege (see "Policies You Should Know About -- Policies about transactions") may be subject to a deferred sales charge of 1.00% if redeemed within one year of purchase and 0.50% if redeemed during the second year following purchase.

** Includes cost of shareholder servicing, custody, accounting services and similar expenses, which vary with fund size and other factors. "Other Expenses" are restated to reflect changes in certain administrative and blue sky fees.

Based on the figures above, this example is designed to help you compare the expenses of each share class to those of other funds. The example assumes operating expenses remain the same and that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

------------------------------------------------------------------------------
Example                        1 Year      3 Years      5 Years    10 Years
------------------------------------------------------------------------------

Expenses, assuming you sold your shares at the end of each period
------------------------------------------------------------------------------
Class A shares                  $531        $703          $890      $1,429
------------------------------------------------------------------------------
Class B shares                   569         823         1,102       1,534
------------------------------------------------------------------------------
Class C shares                   272         533           913       1,987
------------------------------------------------------------------------------

Expenses, assuming you kept your shares
------------------------------------------------------------------------------
Class A shares                  $531        $703          $890      $1,429
------------------------------------------------------------------------------
Class B shares                   169         523           902       1,534
------------------------------------------------------------------------------
Class C shares                   172         533           913       1,987
------------------------------------------------------------------------------



                   18 - Kemper California Tax-Free Income Fund

THE INVESTMENT ADVISOR



The fund's investment advisor is Scudder Kemper Investments, Inc., located at 345 Park Avenue, New York, NY. Scudder Kemper has more than 80 years of experience managing mutual funds and currently has more than $290 billion in assets under management.


Scudder Kemper takes a team approach, bringing together professionals from many investment disciplines. Supporting each team are Scudder Kemper's many economists, research analysts, traders and other investment specialists, located across the United States and around the world.


For serving as the fund's investment advisor, Scudder Kemper receives a management fee. For the most recent fiscal year, the actual amount the fund paid in management fees was 0.52% of its average daily net assets.



[ICON]--------------------------------------------------------------------------
          FUND MANAGERS

Below are the people who handle the fund's day-to-day management:


Eleanor R. Brennan
Lead Portfolio Manager      Matthew J. Caggiano
o Began investment career   o Began investment career
  in 1990                     in 1989
o Joined the advisor        o Joined the advisor
  in 1995                     in 1991
o Joined the fund team      o Joined the fund team
  in 1999                     in 1999


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

--------------------------------------------------------------------------------

The fund is managed by a team of investment professionals who work together to develop the fund's investment strategies.

--------------------------------------------------------------------------------

                   19 - Kemper California Tax-Free Income Fund

TICKER SYMBOLS CLASS: A) KFLAX  B) KFLBX  C) KFLCX

Kemper
Florida Tax-Free
Income Fund


FUND GOAL The fund seeks a high level of current income that is exempt from federal income taxes.


                    20 - Kemper Florida Tax-Free Income Fund

The Fund's Main Strategy

The fund normally invests at least 80% of net assets in municipal securities whose income is free from regular federal income tax. In addition, the fund invests at least 65% of net assets in Florida municipal securities and other securities that are exempt from the Florida intangibles tax.

The fund can buy many types of municipal securities. These may include revenue bonds (which are backed by revenues from a particular source), general obligation bonds (which are typically backed by the issuer's ability to levy taxes), as well as, to a limited extent, municipal lease obligations and investments representing an interest in these.

The portfolio managers look for securities that appear to offer the best income potential, and normally prefer those that cannot be called in before maturity. In making sell decisions, the managers typically consider a number of factors, such as economic outlook and possible interest rate movements to specific security characteristics and changes in supply and demand within the municipal bond market.

Although the managers may adjust the fund's dollar-weighted average maturity (the effective maturity of the fund's portfolio), they will keep it over 15 years under normal circumstances. Also, while they're permitted to use various types of derivatives (contracts whose value is based on, for example, indices, commodities or securities), the managers don't intend to use them as principal investments.




[ICON]--------------------------------------------------------------------------
          CREDIT QUALITY POLICIES


Normally, at least 90% of the fund's municipal securities are in the top four grades of credit quality.

Up to 10% of the fund's municipal securities may be junk bonds, which are those below the fourth credit grade (i.e., grade BB/Ba and below).

Compared to investment-grade bonds, junk bonds generally pay higher yields and have higher volatility and higher risk of default on payments.


                    21 - Kemper Florida Tax-Free Income Fund

The Main Risks Of Investing In The Fund



There are several risk factors that could reduce the yield you get from the fund, cause you to lose money or make the fund perform less well than other investments.


As with most bond funds, one of the most important factors is market interest rates. A rise in interest rates generally means a fall in bond prices and, in turn, a fall in the value of your investment. An increase in the fund's dollar-weighted average maturity could make it more vulnerable to this risk. Changes in interest rates will also affect the fund's yield; when rates decline, fund yield tends to decline as well.

A second factor is credit quality. If a portfolio security declines in credit quality it could hurt the fund's share price, or if a portfolio security goes into default, it could hurt both the fund's yield and share price. This risk is greater with junk bonds. The fact that the fund may emphasize securities from a single state increases this risk, because any factors affecting the state or region, such as economic or fiscal problems, could affect a large portion of the fund's securities in a similar manner. For example, the state's agricultural, retirement-related or tourism industries could experience cyclical downturns or long-term erosion, hurting the local economy.


Similarly, because the fund isn't diversified and can invest a larger percentage of assets in a given issuer than a diversified fund, factors affecting the issuer could affect fund performance.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of interest rate trends, credit quality or other matters

o  derivatives could produce disproportionate losses

o at times, it could be hard to value some investments or to get an attractive price for them

o securities that rely on third-party insurers to raise their credit quality could fall in price or go into default if the financial condition of the insurer deteriorates

o political or legal actions could change the way the fund's dividends are taxed

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

--------------------------------------------------------------------------------

Florida residents who are looking for tax-free income and can invest for the long term may be interested in this fund.

--------------------------------------------------------------------------------

                    22 - Kemper Florida Tax-Free Income Fund

Performance


The bar chart shows how the total returns for the fund's Class A shares have varied from year to year, which may give some idea of risk. The chart doesn't reflect sales loads; if it did, returns would be lower. The table shows how the fund's returns over different periods average out.


For context, the table has a broad-based market index (which, unlike the fund, has no fees or expenses). All figures on this page assume reinvestment of dividends and distributions. As always, past performance is no guarantee of future results.


------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year            Class A Shares
------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

     1992            9.11
     1993           13.50
     1994           -3.91
     1995           18.40
     1996            2.70
     1997            8.67
     1998            5.48


Best quarter: 7.08%, Q1 1995          YTD return as of 9/30/1999: -3.56%
Worst quarter: -4.85%, Q1 1994


Average Annual Total Returns (as of 12/31/1998)
------------------------------------------------------------------------------
                                         Since                    Since
                             Since       5/31/94      Since       4/25/91
                             12/31/97    Life of      12/31/93    Life of
                             1 Year      Class B/C    5 Years     Class A
------------------------------------------------------------------------------
Class A                      0.70%      --            5.05%       7.49%
------------------------------------------------------------------------------
Class B                      1.57        6.00%       --          --
------------------------------------------------------------------------------
Class C                      4.64        6.41        --          --
------------------------------------------------------------------------------
Index                        6.48        7.72         6.22        7.87*
------------------------------------------------------------------------------
Index: Lehman Brothers Municipal Bond Index, a widely recognized unmanaged measure of approximately 15,000 bonds. Index returns assume reinvestment of dividends and, unlike fund returns, do not reflect any fees, expenses or sales charges.
------------------------------------------------------------------------------

The table includes the effects of maximum sales loads. In both the table and the chart, returns for 1993 would have been lower if operating expenses hadn't been reduced.

*   Since 4/30/91



                    23 - Kemper Florida Tax-Free Income Fund

How Much Investors Pay


This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

------------------------------------------------------------------------------
Fee Table                                         Class A   Class B  Class C
------------------------------------------------------------------------------
Shareholder Fees, paid directly from your investment
------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed On Purchases
(as % of offering price)                          4.50%    None      None
------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as % of
redemption proceeds)                              None*    4.00%     1.00%
------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets
------------------------------------------------------------------------------
Management Fee                                    0.55%    0.55%     0.55%
------------------------------------------------------------------------------
Distribution (12b-1) Fee                          None     0.75      0.75
------------------------------------------------------------------------------
Other Expenses**                                  0.38     0.44      0.43
------------------------------------------------------------------------------
Total Annual Operating Expenses                   0.93     1.74      1.73
------------------------------------------------------------------------------

* The redemption of shares purchased at net asset value under the Large Order NAV Purchase Privilege (see "Policies You Should Know About -- Policies about transactions") may be subject to a deferred sales charge of 1.00% if redeemed within one year of purchase and 0.50% if redeemed during the second year following purchase.

** Includes cost of shareholder servicing, custody, accounting services and similar expenses, which vary with fund size and other factors. "Other Expenses" are restated to reflect changes in certain administrative and blue sky fees.

Based on the figures above, this example is designed to help you compare the expenses of each share class to those of other funds. The example assumes operating expenses remain the same and that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

------------------------------------------------------------------------------
Example                        1 Year      3 Years      5 Years    10 Years
------------------------------------------------------------------------------

Expenses, assuming you sold your shares at the end of each period
------------------------------------------------------------------------------
Class A shares                   $541        $733         $942      $1,542
------------------------------------------------------------------------------
Class B shares                    577         848        1,144       1,640
------------------------------------------------------------------------------
Class C shares                    276         545          939       2,041
------------------------------------------------------------------------------

Expenses, assuming you kept your shares
------------------------------------------------------------------------------
Class A shares                   $541        $733         $942      $1,542
------------------------------------------------------------------------------
Class B shares                    177         548          944       1,640
------------------------------------------------------------------------------
Class C shares                    176         545          939       2,041
------------------------------------------------------------------------------



                    24 - Kemper Florida Tax-Free Income Fund

THE INVESTMENT ADVISOR


The fund's investment advisor is Scudder Kemper Investments, Inc., located at 345 Park Avenue, New York, NY. Scudder Kemper has more than 80 years of experience managing mutual funds and currently has more than $290 billion in assets under management.


Scudder Kemper takes a team approach, bringing together professionals from many investment disciplines. Supporting each team are Scudder Kemper's many economists, research analysts, traders and other investment specialists, located across the United States and around the world.


For serving as the fund's investment advisor, Scudder Kemper receives a management fee. For the most recent fiscal year, the actual amount the fund paid in management fees was 0.55% of its average daily net assets.


FUND MANAGERS


Below are the people who handle the fund's day-to-day management:


Eleanor R. Brennan
Lead Portfolio Manager      Rebecca L. Wilson
o Began investment career   o Began investment career
  in 1990                     in 1986
o Joined the advisor        o Joined the advisor
  in 1995                     in 1986
o Joined the fund team      o Joined the fund team
  in 1998                     in 1999


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

--------------------------------------------------------------------------------

The fund is managed by a team of investment professionals who work together to develop the fund's investment strategies.

--------------------------------------------------------------------------------

                    25 - Kemper Florida Tax-Free Income Fund

TICKER SYMBOLS CLASS: A) KNTAX  B) KNTBX  C) KNTCX

Kemper
New York Tax-Free
Income Fund


FUND GOAL The fund seeks a high level of current income that is exempt from New York state and New York City income taxes and federal income taxes.


                    26 - Kemper New York Tax-Free Income Fund

The Fund's Main Strategy

The fund normally invests at least 80% of net assets in municipal securities whose income is free from regular federal income tax. In addition, the fund invests at least 65% of net assets in New York municipal securities and other securities that are exempt from New York state and New York City income taxes.

The fund can buy many types of municipal securities. These may include revenue bonds (which are backed by revenues from a particular source), general obligation bonds (which are typically backed by the issuer's ability to levy taxes), as well as, to a limited extent, municipal lease obligations and investments representing an interest in these.

The portfolio managers look for securities that appear to offer the best income potential, and specific characteristics, such as call features. In making sell decisions, the managers typically weigh a number of factors against each other, from economic outlook and possible interest rate movements to changes in supply and demand within the municipal bond market.

Although the managers may adjust the fund's dollar-weighted average maturity (the effective maturity of the fund's portfolio) they will keep it over 15 years under normal circumstances. Also, while they're permitted to use various types of derivatives (contracts whose value is based on, for example, indices, commodities or securities), the managers don't intend to use them as principal investments.




[ICON]--------------------------------------------------------------------------
          CREDIT QUALITY POLICIES


Normally, at least 90% of the fund's municipal securities are in the top four grades of credit quality.

Up to 10% of the fund's municipal securities may be junk bonds, which are those below the fourth credit grade (i.e., grade BB/Ba and below).

Compared to investment-grade bonds, junk bonds generally pay higher yields and have higher volatility and higher risk of default on payments.


                    27 - Kemper New York Tax-Free Income Fund

The Main Risks Of Investing In The Fund


There are several risk factors that could reduce the yield you get from the fund, cause you to lose money or make the fund perform less well than other investments.


As with most bond funds, one of the most important factors is market interest rates. A rise in interest rates generally means a fall in bond prices and, in turn, a fall in the value of your investment. An increase in the fund's dollar-weighted average maturity could make it more vulnerable to this risk. Changes in interest rates will also affect the fund's yield; when rates decline, fund yield tends to decline as well.


A second factor is credit quality. If a portfolio security declines in credit quality it could hurt the fund's share price, or if a portfolio security goes into default, it could hurt both the fund's yield and share price. This risk is greater with junk bonds. The fact that the fund may emphasize securities from a single state increases this risk, because any factors affecting the state or region, such as economic or fiscal problems, could affect a large portion of the fund's securities in a similar manner. For example, a downturn in the financial industry could bring on a fiscal crisis in New York City, which has experienced such crises before.

Similarly, because the fund isn't diversified and can invest a larger percentage of assets in a given issuer than a diversified fund, factors affecting the issuer could affect fund performance.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of interest rate trends, credit quality or other matters

o  derivatives could produce disproportionate losses

o at times, it could be hard to value some investments or to get an attractive price for them

o securities that rely on third-party insurers to raise their credit quality could fall in price or go into default if the financial condition of the insurer deteriorates

o political or legal actions could change the way the fund's dividends are taxed

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

--------------------------------------------------------------------------------

This fund may interest New York resident taxpayers who are looking for tax-free income and are investing for the long term.

--------------------------------------------------------------------------------

                    28 - Kemper New York Tax-Free Income Fund

Performance


The bar chart shows how the total returns for the fund's Class A shares have varied from year to year, which may give some idea of risk. The chart doesn't reflect sales loads; if it did, returns would be lower. The table shows how the fund's returns over different periods average out.


For context, the table has a broad-based market index (which, unlike the fund, has no fees or expenses). All figures on this page assume reinvestment of dividends and distributions. As always, past performance is no guarantee of future results.



------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year            Class A Shares
------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

     1989           12.01
     1990            5.93
     1991           13.39
     1992            9.43
     1993           12.95
     1994           -4.95
     1995           17.98
     1996            2.54
     1997            8.89
     1998            6.00


Best quarter: 7.17%, Q2 1989          YTD return as of 9/30/1999: -3.45%
Worst quarter: -4.47%, Q1 1994


Average Annual Total Returns (as of 12/31/1998)
------------------------------------------------------------------------------
                             Since                                Since
                 Since       5/31/94     Since        Since       12/31/85
                 12/31/97    Life of     12/31/93     12/31/88    Life of
                 1 Year      Class B/C   5 Years      10 Years    Class A
------------------------------------------------------------------------------
Class A          1.21%      --           4.85%        7.74%       7.40%
------------------------------------------------------------------------------
Class B          2.33        5.90%      --           --          --
------------------------------------------------------------------------------
Class C          5.24        6.23       --           --          --
------------------------------------------------------------------------------
Index            6.48        7.72        6.22         8.22        8.65
------------------------------------------------------------------------------
Index: Lehman Brothers Municipal Bond Index, a widely recognized unmanaged measure of approximately 15,000 bonds. Index returns assume reinvestment of dividends and, unlike fund returns, do not reflect any fees, expenses or sales charges.
------------------------------------------------------------------------------

The table includes the effects of maximum sales loads. In both the table and the chart, returns for 1991 would have been lower if operating expenses hadn't been reduced.



                    29 - Kemper New York Tax-Free Income Fund

How Much Investors Pay


This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

------------------------------------------------------------------------------
Fee Table                                         Class A   Class B  Class C
------------------------------------------------------------------------------
Shareholder Fees, paid directly from your investment
------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed On Purchases
(as % of offering price)                          4.50%    None      None
------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as % of
redemption proceeds)                              None*    4.00%     1.00%
------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets
------------------------------------------------------------------------------
Management Fee                                    0.55%    0.55%     0.55%
------------------------------------------------------------------------------
Distribution (12b-1) Fee                          None     0.75      0.75
------------------------------------------------------------------------------
Other Expenses**                                  0.35     0.46      0.44
------------------------------------------------------------------------------
Total Annual Operating Expenses                   0.90     1.76      1.74
------------------------------------------------------------------------------

* The redemption of shares purchased at net asset value under the Large Order NAV Purchase Privilege (see "Policies You Should Know About -- Policies about transactions") may be subject to a deferred sales charge of 1.00% if redeemed within one year of purchase and 0.50% if redeemed during the second year following purchase.

** Includes cost of shareholder servicing, custody, accounting services and similar expenses, which vary with fund size and other factors. "Other Expenses" are restated to reflect changes in certain administrative and blue sky fees.

Based on the figures above, this example is designed to help you compare the expenses of each share class to those of other funds. The example assumes operating expenses remain the same and that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

------------------------------------------------------------------------------
Example                        1 Year      3 Years      5 Years    10 Years
------------------------------------------------------------------------------
Expenses, assuming you sold your shares at the end of each period
------------------------------------------------------------------------------
Class A shares                   $538        $724         $926      $1,508
------------------------------------------------------------------------------
Class B shares                    579         854        1,154       1,637
------------------------------------------------------------------------------
Class C shares                    277         548          944       2,052
------------------------------------------------------------------------------

Expenses, assuming you kept your shares
------------------------------------------------------------------------------
Class A shares                   $538        $724         $926      $1,508
------------------------------------------------------------------------------
Class B shares                    179         554          954       1,637
------------------------------------------------------------------------------
Class C shares                    177         548          944       2,052
------------------------------------------------------------------------------


                    30 - Kemper New York Tax-Free Income Fund

THE INVESTMENT ADVISOR


The fund's investment advisor is Scudder Kemper Investments, Inc., located at 345 Park Avenue, New York, NY. Scudder Kemper has more than 80 years of experience managing mutual funds and currently has more than $290 billion in assets under management.


Scudder Kemper takes a team approach, bringing together professionals from many investment disciplines. Supporting each team are Scudder Kemper's many economists, research analysts, traders and other investment specialists, located across the United States and around the world.


For serving as the fund's investment advisor, Scudder Kemper receives a management fee. For the most recent fiscal year, the actual amount the fund paid in management fees was 0.55% of its average daily net assets.




[ICON]--------------------------------------------------------------------------
          FUND MANAGERS

Below are the people who handle the fund's day-to-day management:

Ashton P. Goodfield
Lead Portfolio Manager      Eleanor R. Brennan
o Began investment career   o Began investment career
  in 1986                     in 1990
o Joined the advisor        o Joined the advisor
  in 1986                     in 1995
o Joined the fund team      o Joined the fund team
  in 1999                     in 1998

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

--------------------------------------------------------------------------------

The fund is managed by a team of investment professionals who work together to develop the fund's investment strategies.

--------------------------------------------------------------------------------

                    31 - Kemper New York Tax-Free Income Fund

TICKER SYMBOLS CLASS: A) KOHAX  B) KOHBX  C) KOHCX

Kemper
Ohio Tax-Free
Income Fund


FUND GOAL The fund seeks a high level of current income that is exempt from Ohio state and federal income taxes.



                      32 - Kemper Ohio Tax-Free Income Fund

The Fund's Main Strategy

The fund normally invests at least 80% of net assets in municipal securities whose income is free from regular federal income tax. In addition, the fund invests at least 65% of total assets in Ohio municipal securities and other securities that are exempt from Ohio state income taxes.

The fund can buy many types of municipal securities. These may include revenue bonds (which are backed by revenues from a particular source), general obligation bonds (which are typically backed by the issuer's ability to levy taxes), as well as, to a limited extent, municipal lease obligations and investments representing an interest in these.

The portfolio managers look for securities that appear to offer the best income potential, and normally prefer those that cannot be called in before maturity. In making sell decisions, the managers typically consider a number of factors, such as economic outlook and possible interest rate movements to specific security characteristics and changes in supply and demand within the municipal bond market.

Although the managers may adjust the fund's dollar-weighted average maturity (the effective maturity of the fund's portfolio), they will keep it over 15 years under normal circumstances. Also, while they're permitted to use various types of derivatives (contracts whose value is based on, for example, indices, commodities or securities), the managers don't intend to use them as principal investments.



[ICON---------------------------------------------------------------------------
          CREDIT QUALITY POLICIES


Normally, at least 90% of the fund's municipal securities are in the top four grades of credit quality.

Up to 10% of the fund's municipal securities may be junk bonds, which are those below the fourth credit grade (i.e., grade BB/Ba and below).

Compared to investment-grade bonds, junk bonds generally pay higher yields and have higher volatility and higher risk of default on payments.


                      33 - Kemper Ohio Tax-Free Income Fund

The Main Risks Of Investing In The Fund


There are several risk factors that could reduce the yield you get from the fund, cause you to lose money or make the fund perform less well than other investments.


As with most bond funds, one of the most important factors is market interest rates. A rise in interest rates generally means a fall in bond prices and, in turn, a fall in the value of your investment. An increase in the fund's dollar-weighted average maturity could make it more vulnerable to this risk. Changes in interest rates will also affect the fund's yield; when rates decline, fund yield tends to decline as well.


A second factor is credit quality. If a portfolio security declines in credit quality it could hurt the fund's share price, or if a portfolio security goes into default, it could hurt both the fund's yield and share price. This risk is greater with junk bonds. The fact that the fund may emphasize securities from a single state increases this risk, because any factors affecting the state or region, such as economic or fiscal problems, could affect a large portion of the fund's securities in a similar manner. For example, the state's manufacturing or agricultural industries could experience cyclical downturns or long-term erosion, hurting the local economy.

Similarly, because the fund isn't diversified and can invest a larger percentage of assets in a given issuer than a diversified fund, factors affecting the issuer could affect fund performance.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of interest rate trends, credit quality or other matters

o  derivatives could produce disproportionate losses

o at times, it could be hard to value some investments or to get an attractive price for them

o securities that rely on third-party insurers to raise their credit quality could fall in price or go into default if the financial condition of the insurer deteriorates

o political or legal actions could change the way the fund's dividends are taxed

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

--------------------------------------------------------------------------------

This fund is designed for Ohio investors in moderate to high tax brackets who are looking for a long-term investment that seeks to offer tax-free income.

--------------------------------------------------------------------------------

                      34 - Kemper Ohio Tax-Free Income Fund

Performance


The bar chart shows how the total returns for the fund's Class A shares have varied from year to year, which may give some idea of risk. The chart doesn't reflect sales loads; if it did, returns would be lower. The table shows how the fund's returns over different periods average out.


For context, the table has a broad-based market index (which, unlike the fund, has no fees or expenses). All figures on this page assume reinvestment of dividends and distributions. As always, past performance is no guarantee of future results.


------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year            Class A Shares
------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

     1994           -3.67
     1995           18.37
     1996            3.14
     1997            8.74
     1998            5.85


Best quarter: 7.37%, Q4 1995          YTD return as of 9/30/1999: -2.22%
Worst quarter: -5.03%, Q1 1994


------------------------------------------------------------------------------
Average Annual Total Returns (as of 12/31/1998)
------------------------------------------------------------------------------
                                         Since                    Since
                             Since       5/31/94      Since       3/22/93
                             12/31/97    Life of      12/31/93    Life of
                             1 Year      Class B/C    5 Years     Class A
------------------------------------------------------------------------------
Class A                      1.09%      --            5.27%       6.29%
------------------------------------------------------------------------------
Class B                      2.11        6.32%       --          --
------------------------------------------------------------------------------
Class C                      5.02        6.67        --          --
------------------------------------------------------------------------------
Index                        6.48        7.72         6.22        6.86*
------------------------------------------------------------------------------
Index: Lehman Brothers Municipal Bond Index, a widely recognized unmanaged measure of approximately 15,000 bonds. Index returns assume reinvestment of dividends and, unlike fund returns, do not reflect any fees, expenses or sales charges.
------------------------------------------------------------------------------

The table includes the effects of maximum sales loads. In both the table and the chart, returns for 1993-1994 would have been lower if operating expenses hadn't been reduced.

*   Since 3/31/93


                      35 - Kemper Ohio Tax-Free Income Fund

How Much Investors Pay


This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

------------------------------------------------------------------------------
Fee Table                                         Class A   Class B  Class C
------------------------------------------------------------------------------
Shareholder Fees, paid directly from your investment
------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed On Purchases
(as % of offering price)                          4.50%    None      None
------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as % of
redemption proceeds)                              None*    4.00%     1.00%
------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets
------------------------------------------------------------------------------
Management Fee                                    0.55%    0.55%     0.55%
------------------------------------------------------------------------------
Distribution (12b-1) Fee                          None     0.75      0.75
------------------------------------------------------------------------------
Other Expenses**                                  0.51     0.56      0.59
------------------------------------------------------------------------------
Total Annual Operating Expenses                   1.06     1.86      1.89
------------------------------------------------------------------------------

* The redemption of shares purchased at net asset value under the Large Order NAV Purchase Privilege (see "Policies You Should Know About -- Policies about transactions") may be subject to a deferred sales charge of 1.00% if redeemed within one year of purchase and 0.50% if redeemed during the second year following purchase.

** Includes cost of shareholder servicing, custody, accounting services and similar expenses, which vary with fund size and other factors. "Other Expenses" are restated to reflect changes in certain administrative and blue sky fees.

Based on the figures above, this example is designed to help you compare the expenses of each share class to those of other funds. The example assumes operating expenses remain the same and that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

------------------------------------------------------------------------------
Example                        1 Year      3 Years      5 Years    10 Years
------------------------------------------------------------------------------

Expenses, assuming you sold your shares at the end of each period
------------------------------------------------------------------------------
Class A shares                   $553        $772       $1,008      $1,686
------------------------------------------------------------------------------
Class B shares                    577         848        1,144       1,707
------------------------------------------------------------------------------
Class C shares                    292         594        1,021       2,212

Expenses, assuming you kept your shares
------------------------------------------------------------------------------
Class A shares                   $553        $772       $1,008      $1,686
------------------------------------------------------------------------------
Class B shares                    177         548        1,144       1,707
------------------------------------------------------------------------------
Class C shares                    192         594        1,021       2,212
------------------------------------------------------------------------------



                      36 - Kemper Ohio Tax-Free Income Fund

THE INVESTMENT ADVISOR


The fund's investment advisor is Scudder Kemper Investments, Inc., located at 345 Park Avenue, New York, NY. Scudder Kemper has more than 80 years of experience managing mutual funds and currently has more than $290 billion in assets under management.


Scudder Kemper takes a team approach, bringing together professionals from many investment disciplines. Supporting each team are Scudder Kemper's many economists, research analysts, traders and other investment specialists, located across the United States and around the world.


For serving as the fund's investment advisor, Scudder Kemper receives a management fee. For the most recent fiscal year, the actual amount the fund paid in management fees was 0.55% of its average daily net assets.


[ICON]--------------------------------------------------------------------------
          FUND MANAGERS

Below are the people who handle the fund's day-to-day management:


Eleanor R. Brennan
Lead Portfolio Manager      Rebecca L. Wilson
o Began investment career   o Began investment career
  in 1990                     in 1986
o Joined the advisor        o Joined the advisor
  in 1995                     in 1986
o Joined the fund team      o Joined the fund team
  in 1999                     in 1998


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

--------------------------------------------------------------------------------

The fund is managed by a team of investment professionals who work together to develop the fund's investment strategies.

--------------------------------------------------------------------------------

                      37 - Kemper Ohio Tax-Free Income Fund

Other Policies And Risks

While the previous pages describe the main points of each fund's strategy and risks, there are a few other issues to know about:


o Although major changes tend to be infrequent, each fund's Board could change that fund's investment goal without seeking shareholder approval. However, the policy of investing at least 80% of net assets in municipal securities for each fund cannot be changed without shareholder approval.


o As a temporary defensive measure, any of these funds could shift up to 100% of assets into investments such as taxable money market securities. This could prevent losses, but would mean that the fund would not be pursuing its goal.


o Scudder Kemper establishes a security's credit quality when it buys the security, using independent ratings or, for unrated securities, its own credit determination. When ratings don't agree, a fund may use the higher rating. If a security's credit quality falls, the advisor will determine whether selling it would be in the shareholders' best interests.


Keep in mind that there is no assurance that any mutual fund will achieve its goal.

Year 2000 readiness

Like all mutual funds, these funds could be affected by the inability of some computer systems to recognize the year 2000. Scudder Kemper has a year 2000 readiness program designed to address this problem, and has researched the readiness of suppliers and business partners as well as issuers of securities the funds own. Still, there's some risk that the year 2000 problem could materially affect a fund's operations (such as its ability to calculate net asset value and to handle purchases and redemptions), its investments or securities markets in general.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

--------------------------------------------------------------------------------

This prospectus doesn't tell you about every policy or risk of investing in a fund. For more information, you may want to request a copy of the SAI (the back cover has additional information on how to do this).

--------------------------------------------------------------------------------

                          38 - Other Policies and Risks

Financial Highlights

These tables are designed to help you understand each fund's financial performance in recent years. The figures in the first part of each table are for a single share. The total return figures represent the percentage that an investor in a particular fund would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by Ernst & Young LLP, whose report, along with each fund's financial statements, is included in that fund's annual report (see "Shareholder reports" on the back cover).

Kemper Intermediate Municipal Bond Fund



Class A
------------------------------------------------------------------------------
Years ended September 30,           1999     1998     1997     1996   1995(a)
------------------------------------------------------------------------------
Net asset value, beginning of
period                            $10.53   $10.31   $10.06   $10.18    $9.50
------------------------------------------------------------------------------
Income from investment operations:
------------------------------------------------------------------------------
  Net investment income              .42      .45      .46      .46      .45
------------------------------------------------------------------------------
  Net realized and
  unrealized gain (loss)           (.50)      .29      .29    (.04)      .68
------------------------------------------------------------------------------
  Total from investment
  operations                       (.08)      .74      .75      .42     1.13
------------------------------------------------------------------------------
Less dividends:
------------------------------------------------------------------------------
  Distribution from net
  investment income                  .42      .45      .46      .46      .45
------------------------------------------------------------------------------
  Distribution from net realized
  gain                               .03      .07      .04      .08       --
------------------------------------------------------------------------------
  Total dividends                    .45      .52      .50      .54      .45
------------------------------------------------------------------------------
Net asset value, end of period    $10.00   $10.53   $10.31   $10.06   $10.18
------------------------------------------------------------------------------
Total return (not annualized) (%)  (.79)     7.34     7.62     4.15    12.08
------------------------------------------------------------------------------
Ratios to average net assets
(annualized)
------------------------------------------------------------------------------
Expenses absorbed by the fund (%)    .96      .96      .96      .92      .55
------------------------------------------------------------------------------
Net investment income (%)           4.15     4.35     4.55     4.45     5.00
------------------------------------------------------------------------------
Other ratios to average net assets
(annualized)
------------------------------------------------------------------------------
Expenses (%)                         .96      .96      .96     1.04     1.05
------------------------------------------------------------------------------
Net investment income (%)           4.15     4.35     4.55     4.33     4.50
------------------------------------------------------------------------------

(a) November 1, 1994 to September 30, 1995.


                            39 - Financial Highlights

Class B


------------------------------------------------------------------------------
Years ended September 30,           1999     1998     1997     1996   1995(a)
------------------------------------------------------------------------------
Net asset value, beginning of
period                            $10.52   $10.31   $10.06   $10.18    $9.50
------------------------------------------------------------------------------
Income from investment operations:
------------------------------------------------------------------------------
  Net investment income              .34      .37      .38      .38      .36
------------------------------------------------------------------------------
  Net realized and
  unrealized gain (loss)           (.49)      .28      .29    (.04)      .68
------------------------------------------------------------------------------
  Total from investment
  operations                       (.15)      .65      .67      .34     1.04
------------------------------------------------------------------------------
Less dividends:
------------------------------------------------------------------------------
  Distribution from net
  investment income                  .34      .37      .38      .38      .36
------------------------------------------------------------------------------
  Distribution from net realized
  gain                               .03      .07      .04      .08       --
------------------------------------------------------------------------------
  Total dividends                    .37      .44      .42      .46      .36
------------------------------------------------------------------------------
Net asset value, end of period    $10.00   $10.52   $10.31   $10.06   $10.18
------------------------------------------------------------------------------
Total return (not annualized) (%) (1.48)     6.38     6.78     3.34    11.13
------------------------------------------------------------------------------
Ratios to average net assets
(annualized)
------------------------------------------------------------------------------
Expenses absorbed by the fund (%)   1.76     1.76     1.76     1.71     1.42
------------------------------------------------------------------------------
Net investment income (%)           3.35     3.55     3.75     3.66     4.13
------------------------------------------------------------------------------
Other ratios to average net assets
(annualized)
------------------------------------------------------------------------------
Expenses (%)                        1.76     1.76     1.76     1.83     1.92
------------------------------------------------------------------------------
Net investment income (%)           3.35     3.55     3.75     3.54     3.63
------------------------------------------------------------------------------

(a) November 1, 1994 to September 30, 1995.



                            40 - Financial Highlights

Class C


------------------------------------------------------------------------------
Years ended September 30,           1999     1998     1997     1996   1995(a)
------------------------------------------------------------------------------
Net asset value, beginning of
period                            $10.53   $10.31   $10.06   $10.19    $9.50
------------------------------------------------------------------------------
Income from investment operations:
------------------------------------------------------------------------------
  Net investment income              .34      .37      .39      .38      .38
------------------------------------------------------------------------------
  Net realized and
  unrealized gain (loss)           (.50)      .29      .29    (.05)      .69
------------------------------------------------------------------------------
  Total from investment
  operations                       (.16)      .66      .68      .33     1.07
------------------------------------------------------------------------------
Less dividends:
------------------------------------------------------------------------------
  Distribution from net
  investment income                  .34      .37      .39      .38      .38
------------------------------------------------------------------------------
  Distribution from net realized
  gain                               .03      .07      .04      .08       --
------------------------------------------------------------------------------
  Total dividends                    .37      .44      .43      .46      .38
------------------------------------------------------------------------------
Net asset value, end of period    $10.00   $10.53   $10.31   $10.06   $10.19
------------------------------------------------------------------------------
Total return (not annualized) (%) (1.56)     6.55     6.77     3.26    11.43
------------------------------------------------------------------------------
Ratios to average net assets
(annualized)
------------------------------------------------------------------------------
Expenses absorbed by the fund (%)   1.72     1.73     1.73     1.65     1.28
------------------------------------------------------------------------------
Net investment income (%)           3.39     3.58     3.78     3.72     4.27
------------------------------------------------------------------------------
Other ratios to average net assets
(annualized)
------------------------------------------------------------------------------
Expenses (%)                        1.72     1.73     1.73     1.77     1.78
------------------------------------------------------------------------------
Net investment income (%)           3.39     3.58     3.78     3.60     3.77
------------------------------------------------------------------------------

Supplemental data for all classes

------------------------------------------------------------------------------
Years ended September 30,           1999     1998     1997     1996   1995(a)
------------------------------------------------------------------------------
Net assets at end of year
(in thousands)                    $25,463  25,173   21,889   21,901   16,169
------------------------------------------------------------------------------
Portfolio turnover rate
(annualized) (%)                      30       14       80       80       60
------------------------------------------------------------------------------

(a) November 1, 1994 to September 30, 1995.

Notes for Intermediate Municipal Bond Fund: Scudder Kemper agreed to waive the management fee of the Intermediate Municipal Fund from its inception, November 1, 1994, through April 30, 1995. Thereafter, the management fee was gradually reinstated through April 30, 1996. "Other ratios to average net assets" are computed without the waiver of management fee.

Total return does not reflect the effect of any sales charges.


                            41 - Financial Highlights

Kemper Municipal Bond Fund

Class A


------------------------------------------------------------------------------
Years ended September 30,           1999     1998     1997     1996    1995
------------------------------------------------------------------------------
Net asset value, beginning of
period                            $10.61   $10.46   $10.18   $10.15    $9.69
------------------------------------------------------------------------------
Income from investment operations:
------------------------------------------------------------------------------
  Net investment income              .48      .52      .54      .55      .55
------------------------------------------------------------------------------
  Net realized and
  unrealized gain (loss)           (.76)      .37      .36      .06      .50
------------------------------------------------------------------------------
  Total from investment
  operations                       (.28)      .89      .90      .61     1.05
------------------------------------------------------------------------------
Less dividends:
------------------------------------------------------------------------------
  Distribution from net
  investment income                  .48      .52      .54      .55      .55
------------------------------------------------------------------------------
  Distribution from net realized
  gain                               .25      .22      .08      .03      .04
------------------------------------------------------------------------------
  Total dividends                    .73      .74      .62      .58      .59
------------------------------------------------------------------------------
Net asset value, end of period     $9.60   $10.61   $10.46   $10.18   $10.15
------------------------------------------------------------------------------
Total return (%)                  (2.75)     8.84     9.15     6.00    11.15
------------------------------------------------------------------------------
Ratios to average net assets
------------------------------------------------------------------------------
Expenses (%)                         .69      .68      .68      .66      .66
------------------------------------------------------------------------------
Net investment income (%)           4.86     4.97     5.29     5.35     5.63
------------------------------------------------------------------------------

Class B

------------------------------------------------------------------------------
Years ended September 30,           1999     1998     1997     1996    1995
------------------------------------------------------------------------------
Net asset value, beginning of
period                            $10.58   $10.44   $10.15   $10.13    $9.67
------------------------------------------------------------------------------
Income from investment operations:
------------------------------------------------------------------------------
  Net investment income              .40      .43      .45      .46      .46
------------------------------------------------------------------------------
  Net realized and
  unrealized gain (loss)           (.75)      .36      .37      .05      .50
------------------------------------------------------------------------------
  Total from investment
  operations                       (.35)      .79      .82      .51      .96
------------------------------------------------------------------------------
Less dividends:
------------------------------------------------------------------------------
  Distribution from net
  investment income                  .40      .43      .45      .46      .46
------------------------------------------------------------------------------
  Distribution from net realized
  gain                               .25      .22      .08      .03      .04
------------------------------------------------------------------------------
  Total dividends                    .65      .65      .53      .49      .50
------------------------------------------------------------------------------
Net asset value, end of period     $9.58   $10.58   $10.44   $10.15   $10.13
------------------------------------------------------------------------------
Total return (not annualized) (%) (3.48)     7.84     8.32     4.97    10.17
------------------------------------------------------------------------------
Ratios to average net assets (annualized)
------------------------------------------------------------------------------
Expenses (%)                        1.53     1.52     1.55     1.54     1.55
------------------------------------------------------------------------------
Net investment income (%)           4.02     4.13     4.42     4.47     4.74
------------------------------------------------------------------------------


                            42 - Financial Highlights

Class C


------------------------------------------------------------------------------
Years ended September 30,      1999      1998      1997      1996     1995
------------------------------------------------------------------------------
Net asset value, beginning
of period                   $10.62     $10.47    $10.18    $10.16    $9.69
------------------------------------------------------------------------------
Income from investment operations:
------------------------------------------------------------------------------
  Net investment income        .40        .43       .46       .46      .47
------------------------------------------------------------------------------
  Net realized and
  unrealized gain (loss)     (.75)        .37       .37       .05      .51
------------------------------------------------------------------------------
  Total from investment
  operations                 (.35)        .80       .83       .51      .98
------------------------------------------------------------------------------
Less dividends:
------------------------------------------------------------------------------
  Distribution from net
  investment income            .40        .43       .46       .46      .47
------------------------------------------------------------------------------
  Distribution from net
  realized gain                .25        .22       .08       .03      .04
------------------------------------------------------------------------------
  Total dividends              .65        .65       .54       .49      .51
------------------------------------------------------------------------------
Net asset value, end of
period                       $9.62     $10.62    $10.47    $10.18   $10.16
------------------------------------------------------------------------------
Total return (not
annualized) (%)             (3.47)       7.93      8.34      4.99    10.32
------------------------------------------------------------------------------
Ratios to average net assets
(annualized)
------------------------------------------------------------------------------
Expenses (%)                  1.54       1.52      1.53      1.51     1.51
------------------------------------------------------------------------------
Net investment income (%)     4.01       4.13      4.44      4.50     4.78
------------------------------------------------------------------------------

Supplemental data for all classes

------------------------------------------------------------------------------
Years ended September 30,      1999      1998      1997      1996     1995
------------------------------------------------------------------------------
Net assets at end of year
(in thousands)              $2,812,203 3,220,643 3,126,221 3,321,546 3,510,648
------------------------------------------------------------------------------
Portfolio turnover rate (%)     70         65        77        97       86
------------------------------------------------------------------------------

Note for Municipal Bond Fund: Total return does not reflect the effect of any sales charges.



                            43 - Financial Highlights

Kemper California Tax-Free Income Fund

Class A


------------------------------------------------------------------------------
Years ended August 31,              1999     1998     1997     1996    1995
------------------------------------------------------------------------------
Net asset value, beginning of
year                               $7.65    $7.52    $7.31    $7.35    $7.22
------------------------------------------------------------------------------
Income from investment operations:
------------------------------------------------------------------------------
  Net investment income (loss)       .34      .36      .38      .39      .39
------------------------------------------------------------------------------
  Net realized and
  unrealized gain (loss)           (.41)      .26      .25      .04      .17
------------------------------------------------------------------------------
  Total from investment
  operations                       (.07)      .62      .63      .43      .56
------------------------------------------------------------------------------
Less dividends:
------------------------------------------------------------------------------
  Distribution from net
  investment income                  .34      .36      .38      .39      .39
------------------------------------------------------------------------------
  Distribution from net realized
  gain                               .14      .13      .04      .08      .04
------------------------------------------------------------------------------
  Total dividends                    .48      .49      .42      .47      .43
------------------------------------------------------------------------------
Net asset value, end of year       $7.10    $7.65    $7.52    $7.31    $7.35
------------------------------------------------------------------------------
Total return (%)                  (1.07)     8.56     8.78     5.92     8.13
------------------------------------------------------------------------------
Ratios to average net assets
------------------------------------------------------------------------------
Expenses (%)                         .82      .78      .79      .78      .74
------------------------------------------------------------------------------
Net investment income (%)           4.60     4.82     5.08     5.18     5.53
------------------------------------------------------------------------------

Class B

------------------------------------------------------------------------------
Years ended August 31,              1999     1998     1997     1996    1995
------------------------------------------------------------------------------
Net asset value, beginning of
year                               $7.66    $7.52    $7.32    $7.35    $7.22
------------------------------------------------------------------------------
Income from investment operations:
------------------------------------------------------------------------------
  Net investment income (loss)       .28      .30      .32      .32      .33
------------------------------------------------------------------------------
  Net realized and
  unrealized gain (loss)           (.41)      .27      .24      .05      .17
------------------------------------------------------------------------------
  Total from investment
  operations                       (.13)      .57      .56      .37      .50
------------------------------------------------------------------------------
Less dividends:
------------------------------------------------------------------------------
  Distribution from net
  investment income                  .28      .30      .32      .32      .33
------------------------------------------------------------------------------
  Distribution from net realized
  gain                               .14      .13      .04      .08      .04
------------------------------------------------------------------------------
  Total dividends                    .42      .43      .36      .40      .37
------------------------------------------------------------------------------
Net asset value, end of year       $7.11    $7.66    $7.52    $7.32    $7.35
------------------------------------------------------------------------------
Total return (%)                  (1.90)     7.79     7.73     5.16     7.17
------------------------------------------------------------------------------
Ratios to average net assets
------------------------------------------------------------------------------
Expenses (%)                        1.65     1.63     1.62     1.63     1.60
------------------------------------------------------------------------------
Net investment income (%)           3.75     3.97     4.25     4.33     4.67
------------------------------------------------------------------------------



                            44 - Financial Highlights

Class C


------------------------------------------------------------------------------
Years ended August 31,          1999     1998      1997      1996     1995
------------------------------------------------------------------------------
Net asset value,
beginning of year              $7.60    $7.50     $7.31     $7.34    $7.22
------------------------------------------------------------------------------
Income from investment operations:
------------------------------------------------------------------------------
  Net investment income
  (loss)                         .28      .30       .32       .32      .33
------------------------------------------------------------------------------
  Net realized and
  unrealized gain (loss)       (.41)      .23       .23       .05      .16
------------------------------------------------------------------------------
  Total from investment
  operations                   (.13)      .53       .55       .37      .49
------------------------------------------------------------------------------
Less dividends:
------------------------------------------------------------------------------
  Distribution from net
  investment income              .28      .30       .32       .32      .33
------------------------------------------------------------------------------
  Distribution from net
  realized gain                  .14      .13       .04       .08      .04
------------------------------------------------------------------------------
  Total dividends                .42      .43       .36       .40      .37
------------------------------------------------------------------------------
Net asset value, end of year   $7.05    $7.60     $7.50     $7.31    $7.34
------------------------------------------------------------------------------
Total return (%)              (1.91)     7.21      7.59      5.15     7.08
------------------------------------------------------------------------------
Ratios to average net assets
------------------------------------------------------------------------------
Expenses (%)                    1.68     1.62      1.60      1.64     1.56
------------------------------------------------------------------------------
Net investment income (%)       3.71     3.98      4.27      4.32     4.71
------------------------------------------------------------------------------

Supplemental data for all classes

------------------------------------------------------------------------------
Years ended August 31,         1999      1998      1997      1996     1995
------------------------------------------------------------------------------
Net assets at end of year
(in thousands)               $895,938  1,024,272 1,007,907 1,040,538 1,087,232
------------------------------------------------------------------------------
Portfolio turnover rate (%)      62        61        79       100       69
------------------------------------------------------------------------------

Note for California Tax-Free Income Fund: Total return does not reflect the effect of any sales charges.


                            45 - Financial Highlights

Kemper Florida Tax-Free Income Fund

Class A


------------------------------------------------------------------------------
Years ended August 31,              1999     1998     1997     1996    1995
------------------------------------------------------------------------------
Net asset value, beginning of
year                              $10.62   $10.42   $10.21   $10.27   $10.11
------------------------------------------------------------------------------
Income from investment operations:
------------------------------------------------------------------------------
  Net investment income (loss)       .47      .49      .51      .52      .53
------------------------------------------------------------------------------
  Net realized and
  unrealized gain (loss)           (.68)      .35      .33      .08      .30
------------------------------------------------------------------------------
  Total from investment
  operations                       (.21)      .84      .84      .60      .83
------------------------------------------------------------------------------
Less dividends:
------------------------------------------------------------------------------
  Distribution from net
  investment income                  .47      .49      .51      .52      .53
------------------------------------------------------------------------------
  Distribution from net realized
  gain                               .22      .15      .12      .14      .14
------------------------------------------------------------------------------
  Total dividends                    .69      .64      .63      .66      .67
------------------------------------------------------------------------------
Net asset value, end of year       $9.72   $10.62   $10.42   $10.21   $10.27
------------------------------------------------------------------------------
Total return (%)                  (2.13)     8.27     8.37     5.83     8.62
------------------------------------------------------------------------------
Ratios to average net assets
------------------------------------------------------------------------------
Expenses (%)                         .88      .85      .83      .84      .80
------------------------------------------------------------------------------
Net investment income (%)           4.57     4.65     4.92     5.00     5.30
------------------------------------------------------------------------------

Class B

------------------------------------------------------------------------------
Years ended August 31,              1999     1998     1997     1996    1995
------------------------------------------------------------------------------
Net asset value, beginning of
year                              $10.60   $10.40   $10.19   $10.26   $10.10
------------------------------------------------------------------------------
Income from investment operations:
------------------------------------------------------------------------------
  Net investment income (loss)       .39      .40      .42      .43      .44
------------------------------------------------------------------------------
  Net realized and
  unrealized gain (loss)           (.67)      .35      .33      .07      .30
------------------------------------------------------------------------------
  Total from investment
  operations                       (.28)      .75      .75      .50      .74
------------------------------------------------------------------------------
Less dividends:
------------------------------------------------------------------------------
  Distribution from net
  investment income                  .39      .40      .42      .43      .44
------------------------------------------------------------------------------
  Distribution from net realized
  gain                               .22      .15      .12      .14      .14
------------------------------------------------------------------------------
  Total dividends                    .61      .55      .54      .57      .58
------------------------------------------------------------------------------
Net asset value, end of year       $9.71   $10.60   $10.40   $10.19   $10.26
------------------------------------------------------------------------------
Total return (%)                  (2.85)     7.38     7.48     4.84     7.67
------------------------------------------------------------------------------
Ratios to average net assets
------------------------------------------------------------------------------
Expenses (%)                        1.69     1.68     1.65     1.68     1.65
------------------------------------------------------------------------------
Net investment income (%)           3.76     3.82     4.10     4.16     4.45
------------------------------------------------------------------------------



                            46 - Financial Highlights

Class C


------------------------------------------------------------------------------
Years ended August 31,             1999     1998     1997     1996     1995
------------------------------------------------------------------------------
Net asset value, beginning of
year                              $10.60  $10.41   $10.20   $10.26   $10.10
------------------------------------------------------------------------------
Income from investment operations:
------------------------------------------------------------------------------
  Net investment income (loss)       .39     .40      .42      .43      .45
------------------------------------------------------------------------------
  Net realized and
  unrealized gain (loss)           (.67)     .34      .33      .08      .30
------------------------------------------------------------------------------
  Total from investment
  operations                       (.28)     .74      .75      .51      .75
------------------------------------------------------------------------------
Less dividends:
------------------------------------------------------------------------------
  Distribution from net
  investment income                  .39     .40      .42      .43      .45
------------------------------------------------------------------------------
  Distribution from net realized
  gain                               .22     .15      .12      .14      .14
------------------------------------------------------------------------------
  Total dividends                    .61     .55      .54      .57      .59
------------------------------------------------------------------------------
Net asset value, end of year       $9.71  $10.60   $10.41   $10.20   $10.26
------------------------------------------------------------------------------
Total return (%)                  (2.84)    7.26     7.49     4.97     7.84
------------------------------------------------------------------------------
Ratios to average net assets
------------------------------------------------------------------------------
Expenses (%)                        1.68    1.69     1.64     1.64     1.52
------------------------------------------------------------------------------
Net investment income (%)           3.76    3.81     4.11     4.20     4.58
------------------------------------------------------------------------------

Supplemental data for all classes

------------------------------------------------------------------------------
Years ended August 31,          1999     1998      1997      1996     1995
------------------------------------------------------------------------------
Net assets at end of year
(in thousands)                $92,480  107,531   103,845   108,105  117,292
------------------------------------------------------------------------------
Portfolio turnover rate (%)       56       70        87       119       96
------------------------------------------------------------------------------

Note for Florida Tax-Free Income Fund: Total return does not reflect the effect of any sales charges.


                            47 - Financial Highlights

Kemper New York Tax-Free Income Fund

Class A


------------------------------------------------------------------------------
Years ended August 31,              1999     1998     1997     1996    1995
------------------------------------------------------------------------------
Net asset value, beginning of
year                              $11.11   $10.93   $10.66   $10.80   $10.73
------------------------------------------------------------------------------
Income from investment operations:
------------------------------------------------------------------------------
  Net investment income (loss)       .49      .53      .56      .56      .58
------------------------------------------------------------------------------
  Net realized and
  unrealized gain (loss)           (.63)      .36      .36       --      .20
------------------------------------------------------------------------------
  Total from investment
  operations                       (.14)      .89      .92      .56      .78
------------------------------------------------------------------------------
Less dividends:
------------------------------------------------------------------------------
  Distribution from net
  investment income                  .49      .53      .56      .56      .58
------------------------------------------------------------------------------
  Distribution from net realized
  gain                               .26      .18      .09      .14      .13
------------------------------------------------------------------------------
  Total dividends                    .75      .71      .65      .70      .71
------------------------------------------------------------------------------
Net asset value, end of year      $10.22   $11.11   $10.93   $10.66   $10.80
------------------------------------------------------------------------------
Total return (%)                  (1.52)     8.44     8.77     5.26     7.62
------------------------------------------------------------------------------
Ratios to average net assets
------------------------------------------------------------------------------
Expenses (%)                         .88      .84      .83      .83      .81
------------------------------------------------------------------------------
Net investment income (%)           4.49     4.81     5.15     5.15     5.47
------------------------------------------------------------------------------

Class B

------------------------------------------------------------------------------
Years ended August 31,              1999     1998     1997     1996    1995
------------------------------------------------------------------------------
Net asset value, beginning of
year                              $11.13   $10.94   $10.66   $10.80   $10.73
------------------------------------------------------------------------------
Income from investment operations:
------------------------------------------------------------------------------
  Net investment income (loss)       .39      .44      .47      .47      .48
------------------------------------------------------------------------------
  Net realized and
  unrealized gain (loss)           (.64)      .37      .37       --      .20
------------------------------------------------------------------------------
  Total from investment
  operations                       (.25)      .81      .84      .47      .68
------------------------------------------------------------------------------
Less dividends:
------------------------------------------------------------------------------
  Distribution from net
  investment income                  .39      .44      .47      .47      .48
------------------------------------------------------------------------------
  Distribution from net realized
  gain                               .26      .18      .09      .14      .13
------------------------------------------------------------------------------
  Total dividends                    .65      .62      .56      .61      .61
------------------------------------------------------------------------------
Net asset value, end of year      $10.23   $11.13   $10.94   $10.66   $10.80
------------------------------------------------------------------------------
Total return (%)                  (2.44)     7.65     7.96     4.36     6.69
------------------------------------------------------------------------------
Ratios to average net assets
------------------------------------------------------------------------------
Expenses (%)                        1.73     1.67     1.67     1.69     1.67
------------------------------------------------------------------------------
Net investment income (%)           3.64     3.98     4.31     4.29     4.61
------------------------------------------------------------------------------


                            48 - Financial Highlights

Class C


------------------------------------------------------------------------------
 Years ended August 31,              1999     1998     1997     1996    1995
------------------------------------------------------------------------------
Net asset value, beginning of
year                              $11.10   $10.92   $10.65   $10.79   $10.73
------------------------------------------------------------------------------
Income from investment operations:
------------------------------------------------------------------------------
  Net investment income (loss)       .40      .44      .47      .47      .48
------------------------------------------------------------------------------
  Net realized and
  unrealized gain (loss)           (.63)      .36      .36       --      .19
------------------------------------------------------------------------------
  Total from investment
  operations                       (.23)      .80      .83      .47      .67
------------------------------------------------------------------------------
Less dividends:
------------------------------------------------------------------------------
  Distribution from net
  investment income                  .40      .44      .47      .47      .48
------------------------------------------------------------------------------
  Distribution from net realized
  gain                               .26      .18      .09      .14      .13
------------------------------------------------------------------------------
  Total dividends                    .66      .62      .56      .61      .61
------------------------------------------------------------------------------
Net asset value, end of year      $10.21   $11.10   $10.92   $10.65   $10.79
------------------------------------------------------------------------------
Total return (%)                  (2.33)     7.56     7.87     4.38     6.64
------------------------------------------------------------------------------
Ratios to average net assets
------------------------------------------------------------------------------
Expenses (%)                        1.71     1.67     1.65     1.67     1.62
------------------------------------------------------------------------------
Net investment income (%)           3.65     3.98     4.33     4.31     4.66
------------------------------------------------------------------------------

Supplemental data for all classes

------------------------------------------------------------------------------
Years ended August 31,            1999     1998     1997     1996      1995
------------------------------------------------------------------------------
Net assets at end of year
(in thousands)                  $253,442 284,320  285,934  302,346   319,477
------------------------------------------------------------------------------
Portfolio turnover rate (%)         69       77       92      104       112
------------------------------------------------------------------------------

Note for New York Tax-Free Income Fund: Total return does not reflect the effect of any sales charges.



                            49 - Financial Highlights

Kemper Ohio Tax-Free Income Fund

Class A


------------------------------------------------------------------------------
Years ended August 31,              1999     1998     1997     1996    1995
------------------------------------------------------------------------------
Net asset value, beginning of
year                              $10.54   $10.22    $9.93    $9.81    $9.56
------------------------------------------------------------------------------
Income from investment operations:
------------------------------------------------------------------------------
  Net investment income (loss)       .46      .47      .47      .48      .50
------------------------------------------------------------------------------
  Net realized and
  unrealized gain (loss)           (.53)      .39      .32      .12      .25
------------------------------------------------------------------------------
  Total from investment
  operations                       (.07)      .86      .79      .60      .75
------------------------------------------------------------------------------
Less dividends:
------------------------------------------------------------------------------
  Distribution from net
  investment income                  .46      .47      .47      .48      .50
------------------------------------------------------------------------------
  Distribution from net realized
  gain                               .04      .07      .03       --       --
------------------------------------------------------------------------------
  Total dividends                    .50      .54      .50      .48      .50
------------------------------------------------------------------------------
Net asset value, end of year       $9.97   $10.54   $10.22    $9.93    $9.81
------------------------------------------------------------------------------
Total return (%)                   (.66)     8.57     8.17     6.16     8.20
------------------------------------------------------------------------------
Ratios to average net assets
------------------------------------------------------------------------------
Expenses (%)                         .94      .87      .89      .91      .63
------------------------------------------------------------------------------
Net investment income (%)           4.38     4.51     4.69     4.78     5.07
------------------------------------------------------------------------------

Class B

Years ended August 31,              1999     1998     1997     1996    1995
------------------------------------------------------------------------------
Net asset value, beginning of
year                              $10.54   $10.22    $9.93    $9.81    $9.56
------------------------------------------------------------------------------
Income from investment operations:
------------------------------------------------------------------------------
  Net investment income (loss)       .38      .38      .39      .39      .44
------------------------------------------------------------------------------
  Net realized and
  unrealized gain (loss)           (.53)      .39      .32      .12      .25
------------------------------------------------------------------------------
  Total from investment
  operations                       (.15)      .77      .71      .51      .69
------------------------------------------------------------------------------
Less dividends:
------------------------------------------------------------------------------
  Distribution from net
  investment income                  .38      .38      .39      .39      .44
------------------------------------------------------------------------------
  Distribution from net realized
  gain                               .04      .07      .03       --       --
------------------------------------------------------------------------------
  Total dividends                    .42      .45      .42      .39      .44
------------------------------------------------------------------------------
Net asset value, end of year       $9.97   $10.54   $10.22    $9.93    $9.81
------------------------------------------------------------------------------
Total return (%)                  (1.55)     7.69     7.29     5.30     7.57
------------------------------------------------------------------------------
Ratios to average net assets
------------------------------------------------------------------------------
Expenses (%)                        1.74     1.69     1.70     1.73     1.32
------------------------------------------------------------------------------
Net investment income (%)           3.57     3.69     3.88     3.96     4.58
------------------------------------------------------------------------------



                            50 - Financial Highlights

Class C


------------------------------------------------------------------------------
Years ended August 31,              1999     1998     1997     1996    1995
------------------------------------------------------------------------------
Net asset value, beginning of
year                              $10.54   $10.22    $9.93    $9.81    $9.56
------------------------------------------------------------------------------
Income from investment operations:
------------------------------------------------------------------------------
  Net investment income (loss)       .37      .38      .39      .39      .44
------------------------------------------------------------------------------
  Net realized and
  unrealized gain (loss)           (.53)      .39      .32      .12      .25
------------------------------------------------------------------------------
  Total from investment
  operations                       (.16)      .77      .71      .51      .69
------------------------------------------------------------------------------
Less dividends:
------------------------------------------------------------------------------
  Distribution from net
  investment income                  .37      .38      .39      .39      .44
------------------------------------------------------------------------------
  Distribution from net realized
  gain                               .04      .07      .03       --       --
------------------------------------------------------------------------------
  Total dividends                    .41      .45      .42      .39      .44
------------------------------------------------------------------------------
Net asset value, end of year       $9.97   $10.54   $10.22    $9.93    $9.81
------------------------------------------------------------------------------
Total return (%)                  (1.48)     7.70     7.32     5.28     7.56
------------------------------------------------------------------------------
Ratios to average net assets
------------------------------------------------------------------------------
Expenses (%)                        1.77     1.67     1.68     1.74     1.27
------------------------------------------------------------------------------
Net investment income (%)           3.53     3.71     3.90     3.95     4.63
------------------------------------------------------------------------------

Supplemental data for all classes

------------------------------------------------------------------------------
Years ended August 31,              1999     1998     1997     1996    1995
------------------------------------------------------------------------------
Net assets at end of year
(in thousands)                    $44,864  43,841   39,468   37,100   31,450
------------------------------------------------------------------------------
Portfolio turnover rate (%)           29       15       52       86       90
------------------------------------------------------------------------------


Note for Ohio Tax-Free Income Fund: Scudder Kemper Investments, Inc. agreed to temporarily waive and absorb certain operating expenses of the fund for the fiscal year ended August 31, 1995. Absent this waiver, the ratios of expenses to average net assets would have increased and the ratios of net investment income to average net assets would have decreased by the following amounts:
0.20% for Class A, 0.43% for Class B and 0.42% for Class C, respectively.

Total return does not reflect the effect of any sales charges.


                            51 - Financial Highlights

Investing in the funds

The following pages tell you about many of the services, choices and benefits of being a Kemper Funds shareholder. You'll also find information on how to check the status of your account using the method that's most convenient for you.



You can find out more about the topics covered here by speaking with your financial representative or a representative of your workplace retirement plan or other investment provider.

Choosing A Share Class

In this prospectus, there are three share classes for each fund. Each class has its own fees and expenses, offering you a choice of cost structures.

Before you invest, take a moment to look over the characteristics of each share class, so that you can be sure to choose the class that's right for you. You may want to ask your financial representative to help you with this decision.

We describe each share class in detail on the following pages. But first, you may want to look at the table below, which gives you a brief comparison of the main features of each class.

------------------------------------------------------------------------------
 Classes and features                    Points to help you compare
------------------------------------------------------------------------------

 Class A


 o Sales charges of up to 4.5% (2.75%   o Some investors may be able to
   for Kemper Intermediate Municipal      reduce or eliminate their sales
   Bond Fund), charged when you buy       charges; see next page
   shares
                                        o Total annual operating expenses
 o In most cases, no charges when you     are lower than those for Class B
   sell shares                            or Class C

 o No distribution fee
------------------------------------------------------------------------------


 Class B


 o No charges when you buy shares        o The deferred sales charge rate
                                           falls to zero after six years
 o Deferred sales charge of up to
   4.00%, charged when you sell shares   o Shares automatically convert to
   you bought within the last six years    Class A after six years, which
                                           means lower annual expenses going
 o 0.75% distribution fee                  forward


------------------------------------------------------------------------------

 Class C


 o No charges when you buy shares        o The deferred sales charge rate is
                                           lower, but your shares never
 o Deferred sales charge of 1.00%,         convert to Class A, so annual
   charged when you sell shares you        expenses remain higher
   bought within the last year


 o 0.75% distribution fee
------------------------------------------------------------------------------


                           53 - Choosing A Share Class

Class A shares
Class A shares have a sales charge that varies with the amount you invest:


                           Sales charge    Sales charge as
                            as a % of      a % of your net
Amount of Purchase        offering price   investment*

----------------------------------------------------------
All funds except Intermediate Municipal Bond Fund
----------------------------------------------------------
Less than $100,000            4.50%       4.71%
----------------------------------------------------------
$100,000 but less             3.50        3.63
than $250,000
----------------------------------------------------------
$250,000 but less             2.60        2.67
than $500,000
----------------------------------------------------------
$500,000 but less             2.00        2.04
than $1 million
----------------------------------------------------------
$1 million and over           0.00**      0.00**
----------------------------------------------------------
Intermediate Municipal Bond Fund only
----------------------------------------------------------
Less than $100,000            2.75        2.83
----------------------------------------------------------
$100,000 but less             2.50        2.56
than $250,000
----------------------------------------------------------
$250,000 but less             2.00        2.04
than $500,000
----------------------------------------------------------
$500,000 but less             1.50        1.52
than $1 million
----------------------------------------------------------
$1 million and over           0.00**      0.00**
----------------------------------------------------------

*    Rounded to nearest one-hundredth percent.

** Redemption of shares may be subject to a contingent deferred sales charge as discussed below.

The offering price includes the sales charge.



                           54 - Choosing A Share Class

You may be able to lower your Class A sales charges if:


o you plan to invest at least $100,000 over the next 24 months ("letter of intent")

o the amount of Kemper funds you already own (including shares in certain other Kemper funds) plus the amount you're investing now is at least $100,000 ("cumulative discount")

o you are investing a total of $100,000 or more in several Kemper funds at once ("combined purchases")


The point of these three features is to let you count investments made at other times for purposes of calculating your present sales charge. Any time you can use the privileges to "move" your investment into a lower sales charge category in the table above, it's generally beneficial for you to do so. You can take advantage of these methods by filling in the appropriate sections of your application or by speaking with your financial representative.


                           55 - Choosing A Share Class

You may be able to buy Class A shares without sales charges when you are:

o  reinvesting dividends or distributions


o participating in an investment advisory program under which you pay a fee to an investment advisor or other firm for portfolio management services

There are a number of additional provisions that apply in order to be eligible for a sales charge waiver. The fund may waive the sales charges for investors in other situations as well. Your financial representative or Kemper can answer your questions and help you determine if you are eligible.


If you're investing $1 million or more, either as a lump sum or through one of the sales charge reduction features described on the previous page, you may be eligible to buy Class A shares without sales charges. However, you may be charged a contingent deferred sales charge (CDSC) of 1.00% on any shares you sell within the first year of owning them, and a similar charge of 0.50% on shares you sell within the second year of owning them. ("Large Order NAV Purchase Privilege"). This CDSC is waived under certain circumstances (see "Policies You Should Know About"). Your financial representative or Kemper can answer your questions and help you determine if you're eligible.


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

--------------------------------------------------------------------------------

Class A shares may make sense for long-term investors, especially those who are eligible for reduced or eliminated sales charges.

--------------------------------------------------------------------------------

                           56 - Choosing A Share Class

Class B shares


With Class B shares, you pay no up-front sales charges to the fund. Class B shares do have a 12b-1 plan, under which a distribution fee of 0.75% is deducted from fund assets each year. This means the annual expenses for Class B shares are somewhat higher (and their performance correspondingly lower) compared to Class A shares, which don't have a 12b-1 fee. After six years, Class B shares automatically convert to Class A, which has the net effect of lowering the annual expenses from the seventh year on.


Class B shares have a CDSC. This charge declines over the years you own shares, and disappears completely after six years of ownership. But for any shares you sell within those six years, you may be charged as follows:

Year after you bought shares   CDSC on shares you sell
-----------------------------------------------------------
First year                     4.00%
-----------------------------------------------------------
Second or third year           3.00
-----------------------------------------------------------
Fourth or fifth year           2.00
-----------------------------------------------------------
Sixth year                     1.00
-----------------------------------------------------------
Seventh year and later         None (automatic conversion
                               to Class A)
-----------------------------------------------------------


This CDSC is waived under certain circumstances (see "Policies You Should Know About"). Your financial representative or Kemper can answer your questions and help you determine if you're eligible.


While Class B shares don't have any front-end sales charges, their higher annual expenses (due to 12b-1 fees) mean that over the years you could end up paying more than the equivalent of the maximum allowable front-end sales charge.


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

--------------------------------------------------------------------------------

Class B shares can be a logical choice for long-term investors who would prefer to see all of their investment go to work right away, and can accept somewhat higher annual expenses in exchange.

--------------------------------------------------------------------------------

                           57 - Choosing A Share Class

Class C shares


Like Class B shares, Class C shares have no up-front sales charges and have a 12b-1 Plan under which a distribution fee of 0.75% is deducted from fund assets each year. Because of this fee, the annual expenses for Class C shares are similar to those of Class B shares, but higher than those for Class A shares (and the performance of Class C shares is correspondingly lower than that of Class A).


Unlike Class B shares, Class C shares do NOT automatically convert to Class A after six years, so they continue to have higher annual expenses.

Class C shares have a CDSC, but only on shares you sell within one year of buying them:


Year after you bought shares    CDSC on shares you sell
-------------------------------------------------------------
First year                      1.00%
-------------------------------------------------------------
Second year and later           None
-------------------------------------------------------------


This CDSC is waived under certain circumstances (see "Policies You Should Know About"). Your financial representative or Kemper can answer your questions and help you determine if you're eligible.


While Class C shares don't have any front-end sales charges, their higher annual expenses (due to 12b-1 fees) mean that over the years you could end up paying more than the equivalent of the maximum allowable front-end sales charge.



THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

--------------------------------------------------------------------------------


Class C shares may appeal to investors who plan to sell some or all shares within six years of buying them, or who aren't certain of their investment time horizon.

--------------------------------------------------------------------------------

                           58 - Choosing A Share Class

How To Buy Shares

Once you've chosen a share class, use these instructions to make investments. Make out any checks to "Kemper Funds."

------------------------------------------------------------------------------
 First investment                        Additional investments
------------------------------------------------------------------------------
 $1,000 or more for regular accounts     $100 or more for regular accounts

 $250 or more for IRAs                   $50 or more for IRAs

 $50 or more with an Automatic           $50 or more with an Automatic
 Investment Plan                         Investment Plan

------------------------------------------------------------------------------
 Through a financial representative

 o Contact your representative using     o Contact your representative using
   the method that's most convenient       the method that's most convenient
   for you                                 for you
------------------------------------------------------------------------------
 By mail or express mail (see below)

 o Fill out and sign an application      o Send a check and a Kemper
                                           investment slip to us at the
 o Send it to us at the appropriate        appropriate address below
   address, along with an investment
   check                                 o If you don't have an investment
                                           slip, simply include a letter
                                           with your name, account number,
                                           the full name of the fund and the
                                           share class and your investment
                                           instructions
------------------------------------------------------------------------------
 By wire

 o Call (800) 621-1048 for instructions  o Call (800) 621-1048 for instructions

------------------------------------------------------------------------------
 By phone

 --                                      o Call (800) 621-1048 for instructions
------------------------------------------------------------------------------
 With an automatic investment plan

 --                                       o To set up regular investments,
                                            call (800) 621-1048
------------------------------------------------------------------------------
 On the internet

 o Follow the instructions at            o Follow the instructions at
   www.kemper.com                          www.kemper.com
------------------------------------------------------------------------------


Regular mail: Kemper Funds, PO Box 219415, Kansas City, MO 64121-9415

Express, registered, or certified mail:
Kemper Service Company, 811 Main Street, Kansas City, MO 64105-2005

Fax number: (800) 818-7526 (for exchanging and selling only)


                             59 - How To Buy Shares

How to Exchange Or Sell Shares

Use these instructions to exchange or sell shares in your account.

------------------------------------------------------------------------------
 Exchanging into another fund            Selling shares
------------------------------------------------------------------------------
 $1,000 or more to open a new account    Some transactions, including most
                                         for over $50,000, can only be
 $100 or more for exchanges between      ordered in writing with a signature
 existing accounts                       guarantee; if you're in doubt, see
                                         page 63

------------------------------------------------------------------------------
 Through a financial representative

 o Contact your representative by the    o Contact your representative by
   method that's most convenient for       the method that's most convenient
   you                                     for you

------------------------------------------------------------------------------

 By phone or wire

 o Call (800) 621-1048 for instructions  o Call (800) 621-1048 for instructions

------------------------------------------------------------------------------

 By mail, express mail or fax
 (see previous page)

 Write a letter that includes:           Write a letter that includes:

 o the fund, class and account number    o the fund, class and account
   you're exchanging out of                number from which you want to
                                           sell shares
 o the dollar amount or number of
   shares you want to exchange           o the dollar amount or number of
                                           shares you want to sell
 o the name and class of the fund you
   want to exchange into                 o your name(s), signature(s) and
                                           address, as they appear on your
 o your name(s), signature(s) and          account
   address, as they appear on your
   account                               o a daytime telephone number

 o a daytime telephone number

------------------------------------------------------------------------------

 With a systematic exchange plan         With a systematic withdrawal plan

 o To set up regular exchanges from a    o To set up regular cash payments
   Kemper fund account, call               from a Kemper fund account, call
   (800) 621-1048                          (800) 621-1048

------------------------------------------------------------------------------

 On the internet

 o Follow the instructions at            o Follow the instructions at
   www.kemper.com                          www.kemper.com
------------------------------------------------------------------------------


                       60 - How To Exchante Or Sell Shares

Policies You Should Know About

Along with the instructions on the previous pages, the policies below may affect you as a shareholder.

If you are investing through an investment provider, check the materials you got from them. As a general rule, you should follow the information in those materials wherever it contradicts the information given here. Please note that an investment provider may charge its own fees.

Policies about transactions

The funds are open for business each day the New York Stock Exchange is open. Each fund calculates its share price every business day, as of the close of regular trading on the Exchange (typically 3 p.m. central time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading).

You can place an order to buy or sell shares at any time. Once your order is received by Kemper Service Company, and they have determined that it is a "good order," it will be processed at the next share price calculated.

Because orders placed through investment providers must be forwarded to Kemper Service Company before they can be processed, you'll need to allow extra time. A representative of your investment provider should be able to tell you when your order will be processed.

Ordinarily, your investment will start to accrue dividends the next business day after your purchase is processed. When selling shares you'll generally receive the dividend for the day on which your shares were sold. The level of income dividends will vary from one class to another based on the class' fees and expenses.

                       61 - Policies You Should Know About

KemperACCESS, the Kemper Automated Information Line, is available 24 hours a day by calling (800) 972-3060. You can use Kemper ACCESS to get information on Kemper funds generally and on accounts held directly at Kemper. You can also use it to make exchanges and sell shares.

EXPRESS-Transfer lets you set up a link between a Kemper account and a bank account. Once this link is in place, you can move money between the two with a phone call. You'll need to make sure your bank has Automated Clearing House
(ACH) services. Transactions take two to three days to be completed, and there is a $100 minimum. To set up EXPRESS-Transfer on a new account, see the account application; to add it to an existing account, call (800) 621-1048.

Share certificates are available on written request. However, we don't recommend them unless you want them for a specific purpose, because they can only be sold by mailing them in, and if they're ever lost they're difficult and expensive to replace.

When you call us to sell shares, we may record the call, ask you for certain information or take other steps designed to prevent fraudulent orders. It's important to understand that as long as we take reasonable steps to ensure that an order appears genuine, we are not responsible for any losses that may occur.

When you ask us to send or receive a wire, please note that while we don't charge a fee to send or receive wires, it's possible that your bank may do so. Wire transactions are completed within 24 hours. The funds can only send or accept wires of $1,000 or more.

Exchanges among Kemper funds are an option for most shareholders. Exchanges are a shareholder privilege, not a right: we may reject any exchange order, particularly when there appears to be a pattern of "market timing" or other frequent purchases and sales. We may also reject or limit purchase orders, for these or other reasons.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

--------------------------------------------------------------------------------

The Kemper Web site can be a valuable resource for shareholders with Internet access. Go to www. kemper.com to get up-to-date information, review balances or even place orders for exchanges.

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                       62 - Policies You Should Know About

When you want to sell more than $50,000 worth of shares, or send the proceeds to a third party or to a new address, you'll usually need to place your order in writing and include a signature guarantee. The only exception is if you want money wired to a bank account that is already on file with us; in that case, you don't need a signature guarantee. Also, you don't need a signature guarantee for an exchange, although we may require one in certain other circumstances.


A signature guarantee is simply a certification of your signature -- a valuable safeguard against fraud. You can get a signature guarantee from most brokers and most banks, savings institutions and credit unions. Note that you can't get a signature guarantee from a notary public.

When you sell shares that have a CDSC, we calculate the CDSC as a percentage of what you paid for the shares or what you are selling them for -- whichever results in the lowest charge to you. In processing orders to sell shares, we turn to the shares with the lowest CDSC first. Exchanges from one Kemper fund into another don't affect CDSCs: for each investment you make, the date you first bought Kemper shares is the date we use to calculate a CDSC on that particular investment.

There are certain cases in which you may be exempt from a CDSC. These include:

o  the death or disability of an account owner (including a joint owner)

o withdrawals made through a systematic withdrawal plan. Such withdrawals may be made at a maximum of 10% per year of the net asset value of the account.


o  withdrawals related to certain retirement or benefit plans


o redemptions for certain loan advances, hardship provisions or returns of excess contributions from retirement plans

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

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If you ever have difficulty placing an order by phone or fax, you can always send us your order in writing.

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                       63 - Policies You Should Know About

o For Class A shares purchased through the Large Order NAV Purchase Privilege, redemption of shares whose dealer of record at the time of the investment notifies Kemper Distributors that the dealer waives the applicable commission.

o For Class C shares, redemption of shares purchased through a dealer-sponsored asset allocation program maintained on an omnibus record-keeping system, provided the dealer of record has waived the advance of the first year administrative services and distribution fees applicable to such shares and has agreed to receive such fees quarterly.

In each of these cases, there are a number of additional provisions that apply in order to be eligible for a CDSC waiver. Your financial representative or Kemper can answer your questions and help you determine if you are eligible.

If you sell shares in a Kemper fund and then decide to invest with Kemper again within six months, you can take of advantage of the "reinstatement feature." With this feature, you can put your money back into the same class of a Kemper fund at its current NAV and for purposes of sales charges it will be treated as if it had never left Kemper. You'll be reimbursed (in the form of fund shares) for any CDSC you paid when you sold. Future CDSC calculations will be based on your original investment date, rather than your reinstatement date. There is also an option that lets investors who sold Class B shares buy Class A shares with no sales charge, although they won't be reimbursed for any CDSC they paid. You can only use the reinstatement feature once for any given group of shares. To take advantage of this feature, contact Kemper or your financial representative.


                       64 - Policies You Should Know About

Money from shares you sell is normally sent out within one business day of when your order is processed (not when it is received), although it could be delayed for up to seven days. There are also two circumstances when it could be longer: when you are selling shares you bought recently by check and that check hasn't cleared yet (maximum delay: 10 days) or when unusual circumstances prompt the SEC to allow further delays. Certain expedited redemption processes may also be delayed when you are selling recently purchased shares.



                       65 - Policies You Should Know About

How the funds calculate share price

For each fund in this prospectus, the price at which you buy shares is as follows:

Class A shares -- net asset value per share, or NAV, adjusted to allow for any applicable sales charges (see "Choosing A Share Class")

Class B and Class C shares -- net asset value per share, or NAV

To calculate NAV, each share class of each fund uses the following equation:

   TOTAL ASSETS - TOTAL LIABILITIES
  ----------------------------------     = NAV
  TOTAL NUMBER OF SHARES OUTSTANDING



For each fund and share class in this prospectus, the price at which you sell shares is also the NAV, although a contingent deferred sales charge may be taken out of the proceeds (see "Choosing A Share Class").

We typically use market prices to value securities. However, when a market price isn't available, or when we have reason to believe it doesn't represent market realities, we may use fair value methods approved by a fund's Board. In such a case, the fund's value for a security is likely to be different from quoted market prices.


                       66 - Policies You Should Know About

Other rights we reserve

For each fund in this prospectus, you should be aware that we may do any of the following:

o withhold 31% of your distributions as federal income tax if we have been notified by the IRS that you are subject to backup withholding, or if you fail to provide us with a correct taxpayer ID number or certification that you are exempt from backup withholding

o reject a new account application if you don't provide a correct Social Security or other tax ID number; if the account has already been opened, we may give you 30 days' notice to provide the correct number

o charge you $9 each calendar quarter if your account balance is below $1,000 for the entire quarter; this policy doesn't apply to most retirement accounts or if you have an automatic investment plan

o pay you for shares you sell by "redeeming in kind," that is, by giving you marketable securities (which typically will involve brokerage costs for you to liquidate) rather than cash.


o change, add or withdraw various services, fees and account policies (for example, we may change or terminate the exchange privilege at any time)


                       67 - Policies You Should Know About

Understanding Distributions And Taxes


By law, a mutual fund is required to pass through to its shareholders virtually all of its net earnings. A fund can earn money in two ways: by receiving interest, dividends or other income from securities it holds, and by selling securities for more than it paid for them. (A fund's earnings are separate from any gains or losses stemming from your own purchases and sales of shares.) A fund may not always pay a distribution for a given period.

The funds have a regular schedule for paying out any earnings to shareholders:

o  Income dividends: declared daily and paid monthly


o Short-term and long-term capital gains: November or December, or otherwise as needed


You can choose how to receive your dividends and distributions. You can have them all automatically reinvested in fund shares (at NAV), all sent to you by check, have one type reinvested and the other sent to you by check or have them invested in a different fund. Tell us your preference on your application. If you don't indicate a preference, your dividends and distributions will all be reinvested without sales charges. For retirement plans, reinvestment is the only option.


Buying and selling fund shares will usually have tax consequences for you. Your sales of shares may result in a capital gain or loss for you; whether long-term or short-term depends on how long you owned the shares. For tax purposes, an exchange is the same as a sale.


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

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Because each shareholder's tax situation is unique, it's always a good idea to ask your tax professional about the tax consequences of your investments, including any state and local tax consequences.

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                   68 - Understanding Distributions And Taxes

Dividends from these funds are generally tax free for most shareholders, meaning that investors can receive them without incurring federal, and (for some investors) state and local income tax liability. However, there are a few exceptions:

o a portion of each fund's dividends may be taxable as ordinary income if it came from investments in taxable securities

o because each fund can invest up to 20% of net assets in securities whose income is subject to the federal alternative minimum tax (AMT), you may owe taxes on a portion of your dividends if you are among those investors who must pay AMT

The following table shows the usual tax status of transactions in fund shares as well as that of any taxable distributions from the funds:


Generally taxed at ordinary income rates
--------------------------------------------------------------------------------
o short-term capital gains from selling fund shares
--------------------------------------------------------------------------------
o  taxable income dividends you receive from a fund
--------------------------------------------------------------------------------
o short-term capital gains distributions you receive from a fund

Generally taxed at capital gains rates
--------------------------------------------------------------------------------
o  taxable income dividends you receive from a fund
--------------------------------------------------------------------------------
o  long-term capital gains distributions you receive from a
   fund
--------------------------------------------------------------------------------


Your fund will send you detailed tax information every January. These statements tell you the amount and the tax category of any dividends or distributions you received. They also have certain details on your purchases and sales of shares. The tax status of dividends and distributions is the same whether you reinvest them or not. Dividends or distributions declared in the last quarter of a given year are taxed in that year, even though you may not receive the money until the following January.

                   69 - Understanding Distributions And Taxes

To Get More Information

Shareholder reports -- These include commentary from each fund's management team about recent market conditions and the effects of a fund's strategies on its performance. For each fund, they also have detailed performance figures, a list of everything the fund owns and the fund's financial statements. Shareholders get these reports automatically. To reduce costs, we may mail one copy per household. For more copies, call (800) 621-1048.

Statement of Additional Information (SAI) -- This tells you more about each fund's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

If you'd like to ask for copies of these documents, or if you're a shareholder and have questions, please contact Kemper or the SEC (see below). Materials you get from Kemper are free; those from the SEC involve a copying fee. If you like, you can look over these materials in person at the SEC's Public Reference Room in Washington, DC.

SEC

450 Fifth Street, N.W.
Washington, DC 20549-0102
www.sec.gov
Tel (800) SEC-0330

Kemper Funds

222 South Riverside Plaza Chicago, IL 60606-5808 www.kemper.com Tel (800)
621-1048

SEC File Numbers
Kemper Intermediate Municipal Bond Fund      811-2353
Kemper Municipal Bond Fund                   811-2353
Kemper California Tax-Free Income Fund       811-3657
Kemper Florida Tax-Free Income Fund          811-3657
Kemper New York Tax-Free Income Fund         811-3657
Kemper Ohio Tax-Free Income Fund             811-3657

Principal Underwriter
Kemper Distributors, Inc.
222 South Riverside Plaza
Chicago, IL 60606-5808
www.kemper.com E-mail info@kemper.com
Tel (800) 621-1048

[LOGO] KEMPER FUNDS
Long-term investing in a short-term world(SM)



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